Schedule of Investments
(unaudited)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class DR, (3-mo. CME
Term SOFR at 3.65% Floor + 3.91%),
9.33%, 04/20/30 ............... USD 470 $ 463,845
Series 2019-5A, Class AR, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
6.72%, 04/15/35 ............... 250 249,027
ACREC LLC, Series 2023-FL2, Class A, (1-mo.
CME Term SOFR at 2.23% Floor + 2.23%),
7.59%, 02/19/38
(a) (b)
............... 1,060 1,058,335
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.84%, 07/20/34
(a) (b)
......... 1,730 1,728,277
AGL CLO 14 Ltd., Series 2021-14A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.82%, 12/02/34
(a) (b)
......... 1,530 1,527,623
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.86%, 07/15/34 ............... 540 539,147
Series 2020-7A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.76%, 07/15/34 ............... 250 247,253
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.83%, 01/20/35
(a) (b)
........ 250 249,105
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.65%), 7.07%, 04/20/32
(a) (b)
........ 1,320 1,323,072
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. CME Term SOFR at 1.07%
Floor + 1.33%), 6.75%, 04/20/33
(a) (b)
.... 920 919,546
AGL Static CLO 18 Ltd., Series 2022-18A,
Class B, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 7.41%, 04/21/31
(a) (b)
.... 260 258,753
AIMCO CLO
(a)(b)
Series 2017-AA, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.78%, 04/20/34 ............... 250 248,424
Series 2018-BA, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.76%, 01/15/32 ............... 1,290 1,288,766
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b) (c)
......... 6,005 5,812,417
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.34%), 6.75%, 10/21/28
(a) (b)
........ 415 414,566
Allegro CLO IV Ltd., Series 2016-1A, Class
BR2, (3-mo. CME Term SOFR at 1.55%
Floor + 1.81%), 7.21%, 01/15/30
(a) (b)
.... 250 250,201
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
CME Term SOFR + 2.11%), 7.51%,
10/15/29
(a) (b)
.................... 1,660 1,660,850
AMMC CLO 22 Ltd., Series 2018-22A, Class B,
(3-mo. CME Term SOFR at 1.45% Floor +
1.71%), 7.09%, 04/25/31
(a) (b)
......... 250 249,529
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (3-mo. CME Term SOFR + 1.31%),
6.71%, 07/24/29
(a) (b)
............... 99 99,017
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................ 557 531,405
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.86%, 01/19/35
(a) (b)
250 249,002
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (3-mo. CME Term SOFR at
1.17% Floor + 1.43%), 6.83%, 07/15/34
(a) (b)
USD 2,495 $ 2,487,292
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class B, (3-mo. CME Term SOFR +
1.76%), 7.15%, 01/28/31
(a) (b)
......... 1,040 1,039,179
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class A, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.70%, 01/28/31
(a) (b)
675 674,611
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class ARR, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.71%, 07/15/30
(a) (b)
815 814,899
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (3-mo. CME
Term SOFR at 1.09% Floor + 1.35%),
6.74%, 01/28/31 ............... 819 818,238
Series 2015-7A, Class BR2, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.40%, 01/28/31 ............... 1,640 1,641,837
Series 2015-7A, Class D1R2, (3-mo. CME
Term SOFR at 3.50% Floor + 3.76%),
9.15%, 01/28/31 ............... 250 244,778
Anchorage Capital CLO 8 Ltd., Series 2016-8A,
Class BR2, (3-mo. CME Term SOFR at
1.80% Floor + 2.06%), 7.45%, 10/27/34
(a) (b)
650 647,928
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo. CME
Term SOFR + 1.51%), 6.91%, 10/13/30 437 436,776
Series 2018-1RA, Class A1, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
6.65%, 04/13/31 ............... 1,938 1,934,893
Anchorage Capital Europe CLO 2 DAC, Series
2A, Class B1R, (3-mo. EURIBOR at 1.60%
Floor + 1.60%), 5.56%, 04/15/34
(a) (b)
.... EUR 272 291,258
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR + 1.34%), 6.74%,
04/15/31
(a) (b)
.................... USD 4,793 4,799,854
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 1.01% Floor +
1.27%), 6.69%, 04/20/31
(a) (b)
......... 473 473,054
Apidos CLO XVIII, Series 2018-18A, Class A1,
(3-mo. CME Term SOFR at 1.14% Floor +
1.40%), 6.81%, 10/22/30
(a) (b)
......... 350 349,780
Apidos CLO XX, Series 2015-20A, Class A1RA,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.76%, 07/16/31
(a) (b)
......... 248 248,706
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.18%, 04/20/31 ............... 250 249,605
Series 2015-22A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
8.63%, 04/20/31 ............... 250 245,523
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 73 65,458
Arbor Realty Commercial Real Estate Notes
Ltd.
(a)(b)
Series 2021-FL1, Class A, (1-mo. CME Term
SOFR at 0.97% Floor + 1.08%), 6.45%,
12/15/35 .................... 144 142,036
Series 2022-FL1, Class A, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 6.79%,
01/15/37 .................... 10,208 10,016,572
Series 2022-FL2, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.21%,
05/15/37 .................... 1,450 1,427,914

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AREIT LLC, Series 2023-CRE8, Class A,
(1-mo. CME Term SOFR at 2.11% Floor +
2.11%), 7.47%, 02/17/28
(a) (b)
......... USD 602 $ 595,948
Ares European CLO XII DAC, Series 12A,
Class B1R, (3-mo. EURIBOR at 1.70% Floor
+ 1.70%), 5.69%, 04/20/32
(a) (b)
........ EUR 297 319,400
Ares LII CLO Ltd., Series 2019-52A, Class
A1R, (3-mo. CME Term SOFR at 1.05%
Floor + 1.31%), 6.72%, 04/22/31
(a) (b)
.... USD 1,770 1,768,834
Ares LIX CLO Ltd., Series 2021-59A, Class A,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 6.67%, 04/25/34
(a) (b)
......... 250 249,010
Ares LVI CLO Ltd., Series 2020-56A, Class AR,
(3-mo. CME Term SOFR at 1.42% Floor +
1.42%), 6.80%, 10/25/34
(a) (b)
......... 410 409,914
Ares XLVIII CLO Ltd., Series 2018-48A, Class
B, (3-mo. CME Term SOFR at 1.58% Floor +
1.84%), 7.26%, 07/20/30
(a) (b)
......... 250 249,679
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. CME Term SOFR + 1.43%),
6.83%, 10/15/30
(a) (b)
............... 275 275,701
Armada Euro CLO III DAC, Series 3A, Class
DR, (3-mo. EURIBOR at 3.30% Floor +
3.30%), 7.27%, 07/15/31
(a) (b)
......... EUR 287 308,331
Assurant CLO Ltd., Series 2018-2A, Class A,
(3-mo. CME Term SOFR at 1.04% Floor +
1.30%), 6.72%, 04/20/31
(a) (b)
......... USD 236 236,019
Atrium IX, Series 9A, Class AR2, (3-mo. CME
Term SOFR at 0.99% Floor + 1.25%),
6.64%, 05/28/30
(a) (b)
............... 963 963,900
Avoca CLO XVIII DAC, Series 18X, Class C,
(3-mo. EURIBOR at 1.75% Floor + 1.75%),
5.72%, 04/15/31
(a) (d)
............... EUR 100 107,929
Avoca CLO XXII DAC, Series 22X, Class B1,
(3-mo. EURIBOR at 1.30% Floor + 1.30%),
5.27%, 04/15/35
(a) (d)
............... 200 210,928
BA Credit Card Trust, Series 2023-A2, Class
A2, 4.98%, 11/15/28 ............... USD 1,823 1,844,212
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.18%, 07/20/30 ............... 250 249,455
Series 2018-2A, Class A1, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%), 6.74%,
07/19/31 .................... 316 315,863
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.26%,
07/19/31 .................... 250 248,783
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.36% Floor + 3.36%), 8.76%,
07/24/34 .................... 250 240,417
Bardot CLO Ltd., Series 2019-2A, Class DR,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 8.67%, 10/22/32
(a) (b)
......... 250 243,616
Barings CLO Ltd.
(a)(b)
Series 2015-IA, Class BR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%), 7.08%,
01/20/31 .................... 250 249,654
Series 2018-3A, Class A1, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%), 6.63%,
07/20/29 .................... 80 80,104
Series 2019-3A, Class A1R, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
6.75%, 04/20/31 ............... 250 250,179
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 7.41%, 10/15/36
(a) (b)
........ USD 375 $ 370,813
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
6.73%, 07/18/30 ............... 1,146 1,144,578
Series 2015-8A, Class A2R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.21%, 07/18/30 ............... 666 661,373
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (3-mo. CME Term SOFR at 1.72% Floor
+ 1.98%), 7.38%, 04/24/34
(a) (b)
........ 250 246,226
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.84%, 07/15/34
(a) (b)
......... 1,000 994,614
BDS LLC, Series 2022-FL11, Class ATS, (1-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
7.16%, 03/19/39
(a) (b)
............... 1,697 1,686,369
BDS Ltd., Series 2021-FL7, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.18%),
6.54%, 06/16/36
(a) (b)
............... 5,637 5,497,264
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (3-mo. CME Term
SOFR at 1.71% Floor + 1.71%), 7.11%,
07/15/29
(a) (b)
.................... 1,250 1,251,117
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.33%,
07/20/29
(a) (b)
.................... 400 399,022
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 6.77%,
04/20/31
(a) (b)
.................... 925 925,148
Benefit Street Partners CLO XII Ltd., Series
2017-12A, Class B, (3-mo. CME Term SOFR
+ 2.26%), 7.66%, 10/15/30
(a) (b)
........ 310 309,779
BHG Securitization Trust, Series 2022-C, Class
B, 5.93%, 10/17/35
(b)
.............. 302 300,279
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.52%), 6.92%, 10/19/34
(a) (b)
........ 250 249,375
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.85%,
06/15/31 .................... 250 250,481
Series 19A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 9.00%,
06/15/31 .................... 250 249,077
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
6.85%, 10/22/30 ............... 1,222 1,222,909
Series 2015-3A, Class A1R, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.68%, 04/20/31 ............... 224 223,629
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.16%, 07/15/31
(a) (b)
.... 870 862,293
BlueMountain CLO XXIII Ltd., Series 2018-23A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.38%, 10/20/31
(a) (b)
.... 250 248,135
BlueMountain CLO XXIX Ltd., Series 2020-
29A, Class BR, (3-mo. CME Term SOFR at
1.75% Floor + 2.01%), 7.39%, 07/25/34
(a) (b)
250 247,517

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (3-mo. CME Term SOFR at
1.26% Floor + 1.52%), 6.92%, 04/15/34
(a) (b)
USD 130 $ 129,438
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (3-mo. EURIBOR at 1.75% Floor
+ 1.75%), 5.72%, 10/15/35
(a) (b)
........ EUR 660 698,241
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo.
CME Term SOFR at 2.40% Floor + 2.40%),
7.76%, 01/16/37
(a) (b)
............... USD 829 827,383
Bridge Street CLO II Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.23% Floor + 1.49%), 6.91%, 07/20/34
(a) (b)
250 249,826
Bristol Park CLO Ltd., Series 2016-1A, Class
BR, (3-mo. CME Term SOFR at 1.45% Floor
+ 1.71%), 7.11%, 04/15/29
(a) (b)
........ 250 250,053
Buttermilk Park CLO Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.76%, 10/15/31
(a) (b)
.... 250 249,965
Canyon Capital CLO Ltd., Series 2019-1A,
Class A1R, (3-mo. CME Term SOFR at
1.10% Floor + 1.36%), 6.76%, 04/15/32
(a) (b)
610 608,889
Canyon CLO Ltd., Series 2020-3A, Class B,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.36%, 01/15/34
(a) (b)
......... 350 348,259
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (3-mo. CME Term SOFR at 1.03%
Floor + 1.29%), 6.68%, 04/30/31
(a) (b)
.... 1,813 1,810,075
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.63%, 04/17/31
(a) (b)
............... 761 761,005
Carlyle US CLO Ltd.
(a)(b)
Series 2016-4A, Class A2R, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.13%, 10/20/27 ............... 250 250,176
Series 2018-1A, Class A2, (3-mo. CME Term
SOFR + 1.76%), 7.18%, 04/20/31 ... 250 249,480
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.07% Floor + 2.33%), 7.75%,
01/20/31 .................... 250 249,623
Series 2019-1A, Class A1AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.76%, 04/20/31 ............... 250 250,003
Series 2021-6A, Class A1, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.82%,
07/15/34 .................... 800 799,124
CBAM Ltd., Series 2017-1A, Class A1, (3-
mo. CME Term SOFR + 1.51%), 6.93%,
07/20/30
(a) (b)
.................... 1,208 1,208,195
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.76%, 04/20/34 ............... 710 707,656
Series 2013-1A, Class BRR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
7.03%, 04/20/34 ............... 680 665,826
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.73%, 04/20/34
(a) (b)
3,930 3,906,857
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (3-mo. CME Term SOFR at
1.35% Floor + 1.61%), 7.00%, 05/29/32
(a) (b)
280 275,697
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class BRR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.25%, 04/27/31 ............... 250 249,426
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-2RA, Class B1, (3-mo. CME
Term SOFR at 2.80% Floor + 3.06%),
8.46%, 04/24/30 ............... USD 250 $ 247,938
Series 2015-3A, Class BR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.81%, 04/19/29 ............... 330 326,233
Series 2017-1A, Class AR, (3-mo. CME
Term SOFR at 1.01% Floor + 1.27%),
6.68%, 04/23/29 ............... 738 737,635
Series 2017-1A, Class B, (3-mo. CME Term
SOFR + 1.96%), 7.37%, 04/23/29 ... 340 340,071
Series 2018-1A, Class A, (3-mo. CME Term
SOFR + 1.26%), 6.66%, 04/18/31 ... 2,336 2,337,913
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.80%, 01/15/35 ............... 250 249,612
Series 2020-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.81%, 07/15/36 ............... 300 299,498
Series 2020-1A, Class BR, (3-mo. CME
Term SOFR at 1.91% Floor + 1.91%),
7.31%, 07/15/36 ............... 740 738,459
Series 2020-3A, Class A1R, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
6.81%, 10/20/34 ............... 1,350 1,348,298
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.05% Floor + 1.31%), 6.71%,
07/15/33 .................... 1,450 1,450,556
Series 2021-5A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.80%,
07/15/34 .................... 330 330,297
Clontarf Park CLO DAC, Series 1X, Class CE,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
7.02%, 08/05/30
(a) (d)
............... EUR 390 427,203
Clover CLO LLC, Series 2018-1A, Class A1R,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 6.80%, 04/20/32
(a) (b)
......... USD 280 279,876
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 192 168,633
Series 2021-B, Class C, 2.72%, 06/25/52 90 79,642
Series 2021-C, Class D, 4.11%, 07/26/55 100 86,620
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (3-mo. EURIBOR at 1.30% Floor
+ 1.30%), 5.26%, 02/22/34
(a) (d)
........ EUR 260 274,006
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 5.62%,
01/15/37
(a)
..................... USD 106 95,993
Deer Creek CLO Ltd., Series 2017-1A, Class A,
(3-mo. CME Term SOFR + 1.44%), 6.86%,
10/20/30
(a) (b)
.................... 892 891,855
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.50% Floor + 1.50%), 6.90%, 07/15/36
(a) (b)
500 500,106
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1A, (3-mo. CME Term SOFR at
1.39% Floor + 1.39%), 6.78%, 04/15/37
(a) (b)
250 248,416
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (3-mo. CME Term SOFR at
1.04% Floor + 1.30%), 6.72%, 04/20/34
(a) (b)
1,180 1,175,965
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (3-mo. CME Term SOFR at
1.70% Floor + 1.96%), 7.36%, 10/15/30
(a) (b)
630 628,817
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.31%, 07/15/30
(a) (b)
.... 250 249,705

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 6.78%, 01/15/31
(a) (b)
......... USD 4,592 $ 4,604,791
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.26%, 07/18/30
(a) (b)
......... 250 249,082
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.83%, 10/20/34
(a) (b)
.... 250 249,666
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.75%, 05/20/34
(a) (b)
........ 810 809,539
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.73%, 05/20/34
(a) (b)
........ 520 519,237
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (3-mo. CME Term SOFR at
0.90% Floor + 1.16%), 6.56%, 04/15/29
(a) (b)
243 243,195
Dryden XXVIII Senior Loan Fund, Series
2013-28A, Class A1LR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.85%,
08/15/30
(a) (b)
.................... 1,460 1,461,712
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
..................... 540 529,850
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.83%, 04/20/34 ............... 1,000 999,733
Series 2019-2A, Class BR, (3-mo. CME
Term SOFR at 1.91% Floor + 1.91%),
7.33%, 04/20/34 ............... 250 250,028
Elmwood CLO V Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.33%, 10/20/34 ............... 620 620,069
Series 2020-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.68%, 10/20/34 ............... 541 536,925
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.04% Floor + 1.30%), 6.72%,
10/20/34 .................... 1,620 1,618,996
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.63%,
10/20/34 .................... 250 248,816
Elmwood CLO XII Ltd., Series 2021-5A, Class
A, (3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.83%, 01/20/35
(a) (b)
......... 250 250,187
Fidelity Grand Harbour CLO DAC, Series 2021-
1A, Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 7.57%, 10/15/34
(a) (b)
.... EUR 250 262,977
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (3-mo. CME Term SOFR at 1.11% Floor
+ 1.37%), 6.77%, 07/19/34
(a) (b)
........ USD 3,150 3,149,431
FS Rialto, Series 2021-FL3, Class A, (1-mo.
CME Term SOFR at 1.36% Floor + 1.36%),
6.72%, 11/16/36
(a) (b)
............... 3,097 3,054,619
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 7.24%,
01/19/39 .................... 2,907 2,854,241
Series 2022-FL5, Class A, (1-mo. CME Term
SOFR at 2.30% Floor + 2.30%), 7.66%,
06/19/37 .................... 786 778,358
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.58% Floor + 2.58%), 7.94%,
08/17/37 .................... USD 1,469 $ 1,471,735
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 8.26%,
10/19/39 .................... 955 959,498
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 6.63%, 10/15/30
(a) (b)
.... 348 347,593
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.76%, 07/15/31
(a) (b)
........ 272 272,593
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.46%), 6.86%, 04/16/34
(a) (b)
.... 910 910,282
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.82%, 01/22/31
(a) (b)
......... 1,162 1,161,850
Generate CLO 4 Ltd., Series 4A, Class A1R,
(3-mo. CME Term SOFR at 1.09% Floor +
1.35%), 6.77%, 04/20/32
(a) (b)
......... 1,011 1,010,062
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor
+ 2.21%), 7.61%, 10/15/30
(a) (b)
........ 640 637,756
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class B1, (3-mo. CME
Term SOFR + 1.81%), 7.23%, 04/20/30
(a) (b)
250 249,928
GoldenTree Loan Opportunities IX Ltd.
(a)(b)
Series 2014-9A, Class AR2, (3-mo. CME
Term SOFR at 1.11% Floor + 1.37%),
6.76%, 10/29/29 ............... 148 148,408
Series 2014-9A, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.25%, 10/29/29 ............... 500 499,750
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class DR, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.73%,
07/20/31
(a) (b)
.................... 250 247,592
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.81%,
10/20/34
(a) (b)
.................... 1,050 1,049,929
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.88%,
07/20/34
(a) (b)
.................... 250 249,596
GoodLeap Sustainable Home Solutions
Trust, Series 2023-1GS, Class A, 5.52%,
02/22/55
(b)
..................... 549 534,727
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo. CME Term
SOFR at 1.26% Floor + 1.52%), 6.94%,
01/20/30 .................... 121 121,154
Series 2017-1A, Class D, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.98%,
01/20/30 .................... 250 250,075
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (1-mo. CME Term SOFR at 0.14%
Floor + 0.25%), 5.61%, 03/25/36
(a)
..... 433 145,886
Henley CLO IV DAC, Series 4X, Class B1,
(3-mo. EURIBOR at 1.35% Floor + 1.35%),
5.31%, 04/25/34
(a) (d)
............... EUR 130 137,967
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (3-mo. CME
Term SOFR + 1.51%), 6.91%, 07/18/31 USD 250 248,468

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 3A-2014, Class A1R, (3-mo. CME
Term SOFR + 1.44%), 6.84%, 07/18/29 USD 354 $ 353,990
HPS Loan Management Ltd.
(a)(b)
Series 10A-16, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.82%, 04/20/34 ............... 1,540 1,537,170
Series 6A-2015, Class A1R, (3-mo. CME
Term SOFR + 1.26%), 6.65%, 02/05/31 2,089 2,084,982
KKR CLO 10 Ltd., Series 10, Class BR,
(3-mo. CME Term SOFR + 1.96%), 7.35%,
09/15/29
(a) (b)
.................... 250 250,020
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
6.81%, 02/17/39
(a) (b)
............... 10,000 9,869,493
LCM 29 Ltd., Series 29A, Class AR, (3-mo.
CME Term SOFR at 1.07% Floor + 1.33%),
6.73%, 04/15/31
(a) (b)
............... 250 249,264
LCM XIV LP, Series 14A, Class AR, (3-mo.
CME Term SOFR + 1.30%), 6.72%,
07/20/31
(a) (b)
.................... 219 218,785
Lendmark Funding Trust, Series 2022-1A,
Class A, 5.12%, 07/20/32
(b)
.......... 1,696 1,681,599
LoanCore Issuer Ltd., Series 2022-CRE7,
Class A, (SOFR 30 day Average at 1.55%
Floor + 1.55%), 6.89%, 01/17/37
(a) (b)
.... 4,099 4,005,270
Logan CLO I Ltd., Series 2021-1A, Class A,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.84%, 07/20/34
(a) (b)
......... 1,010 1,011,865
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. CME Term SOFR at 0.26%
Floor + 1.64%), 7.04%, 01/17/30
(a) (b)
.... 250 250,003
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR2, (3-mo. CME Term SOFR at
0.90% Floor + 1.16%), 6.57%, 07/23/29
(a) (b)
2,051 2,049,045
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (3-mo. CME
Term SOFR at 0.95% Floor + 1.21%),
6.61%, 04/19/30 ............... 806 805,883
Series 2014-13A, Class BR2, (3-mo. CME
Term SOFR + 1.76%), 7.16%, 04/19/30 960 958,565
Madison Park Funding XIX Ltd.
(a)(b)
Series 2015-19A, Class A1R2, (3-mo. CME
Term SOFR at 0.92% Floor + 1.18%),
6.59%, 01/22/28 ............... 868 866,805
Series 2015-19A, Class AR3, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
0.00%, 01/22/37 ............... 1,229 1,229,000
Madison Park Funding XLII Ltd., Series 13A,
Class C, (3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.47%, 11/21/30
(a) (b)
.... 250 247,535
Madison Park Funding XLV Ltd., Series 2020-
45A, Class AR, (3-mo. CME Term SOFR at
1.12% Floor + 1.38%), 6.78%, 07/15/34
(a) (b)
1,050 1,047,033
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.20%, 07/27/31 ............... 250 249,654
Series 2017-23A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.65%, 07/27/31 ............... 250 249,737
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR, (3-mo. CME Term SOFR +
2.01%), 7.43%, 10/20/29
(a) (b)
......... 250 250,128
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.29%, 04/25/29
(a) (b)
USD 320 $ 320,321
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (3-mo. CME Term SOFR +
1.46%), 6.85%, 07/29/30
(a) (b)
......... 1,606 1,605,577
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (3-mo. CME Term SOFR at
0.26% Floor + 1.29%), 6.71%, 04/20/30
(a) (b)
247 246,483
Madison Park Funding XXXIII Ltd., Series
2019-33A, Class AR, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 6.68%,
10/15/32
(a) (b)
.................... 290 289,100
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 6.73%,
07/15/33
(a) (b)
.................... 410 409,615
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.78%,
07/17/34
(a) (b)
.................... 1,130 1,128,793
Man GLG Euro CLO VI DAC, Series 6A, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 7.46%, 10/15/32
(a) (b)
......... EUR 320 334,147
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.84%, 12/18/30
(a) (b)
.... USD 365 364,967
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (3-mo. CME
Term SOFR at 0.99% Floor + 1.25%),
6.66%, 07/23/29 ............... 162 161,601
Series 2016-3A, Class CR2, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.72%, 07/23/29 ............... 1,125 1,124,453
Mariner Finance Issuance Trust
(b)
Series 2019-AA, Class B, 3.51%, 07/20/32 122 122,132
Series 2020-AA, Class B, 3.21%, 08/21/34 260 248,046
Series 2020-AA, Class C, 4.10%, 08/21/34 330 310,766
Series 2022-AA, Class A, 6.45%, 10/20/37 1,538 1,548,654
MF1 LLC, Series 2023-FL12, Class A, (1-mo.
CME Term SOFR at 2.07% Floor + 2.07%),
7.42%, 10/19/38
(a) (b)
............... 460 457,954
MF1 Multifamily Housing Mortgage Loan Trust
(a)
(b)
Series 2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.51%,
06/19/37 .................... 857 853,863
Series 2022-FL10, Class A, (1-mo. CME
Term SOFR at 2.64% Floor + 2.64%),
7.99%, 09/17/37 ............... 448 448,260
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (3-mo. CME Term SOFR at
0.97% Floor + 1.23%), 6.64%, 04/21/31
(a) (b)
341 340,101
Mosaic Solar Loan Trust
(b)
Series 2022-3A, Class A, 6.10%, 06/20/53 287 291,598
Series 2023-1A, Class A, 5.32%, 06/20/53 1,008 991,116
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR + 1.51%), 6.93%,
10/20/30
(a) (b)
.................... 633 632,898
Navient Private Education Loan Trust
(b)
Series 2014-AA, Class A3, (1-mo. CME
Term SOFR at 1.60% Floor + 1.71%),
7.08%, 10/15/31
(a)
.............. 355 355,733

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-AA, Class A3, (1-mo. CME
Term SOFR at 1.70% Floor + 1.81%),
7.18%, 11/15/30
(a)
.............. USD 418 $ 418,726
Series 2018-BA, Class A2A, 3.61%,
12/15/59 .................... 135 131,287
Series 2020-A, Class A2B, (1-mo. CME
Term SOFR + 1.01%), 6.38%, 11/15/68
(a)
287 283,285
Navient Private Education Refi Loan Trust
(b)
Series 2018-DA, Class A2A, 4.00%,
12/15/59 .................... 474 457,194
Series 2019-CA, Class A2, 3.13%, 02/15/68 306 293,743
Series 2021-DA, Class B, 2.61%, 04/15/60 370 339,720
Series 2021-DA, Class C, 3.48%, 04/15/60 950 840,612
Series 2021-DA, Class D, 4.00%, 04/15/60 300 272,369
Navient Student Loan Trust, Series 2019-BA,
Class A2A, 3.39%, 12/15/59
(b)
........ 217 207,273
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (3-mo. CME Term
SOFR at 1.04% Floor + 1.30%), 6.70%,
04/15/34
(a) (b)
.................... 570 569,940
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.31%, 07/15/34
(a) (b)
250 248,956
Neuberger Berman CLO XXII Ltd., Series 2016-
22A, Class BR, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.31%, 10/17/30
(a) (b)
400 399,647
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class AR, (3-mo. CME
Term SOFR at 0.92% Floor + 1.18%),
6.58%, 10/18/30 ............... 1,375 1,372,969
Series 2017-26A, Class BR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.66%),
7.06%, 10/18/30 ............... 250 249,580
Neuberger Berman Loan Advisers CLO 34
Ltd., Series 2019-34A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor + 1.75%),
7.17%, 01/20/35
(a) (b)
............... 250 248,009
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class BR, (3-mo.
CME Term SOFR at 1.45% Floor + 1.71%),
7.13%, 07/20/31
(a) (b)
............... 250 249,579
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.76%,
07/16/35
(a) (b)
.................... 880 880,035
OAK Hill European Credit Partners V DAC,
Series 2016-5A, Class BR, (3-mo.
EURIBOR at 1.90% Floor + 1.90%), 5.90%,
01/21/35
(a) (b)
.................... EUR 250 267,633
OCP CLO Ltd.
(a)(b)
Series 2013-4A, Class BRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.56%, 04/24/29 ............... USD 945 944,546
Series 2014-5A, Class A1R, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.72%, 04/26/31 ............... 136 136,265
Series 2017-14A, Class B, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.58%, 11/20/30 ............... 250 249,874
Series 2019-16A, Class AR, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
6.67%, 04/10/33 ............... 280 279,426
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-18A, Class AR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
6.77%, 07/20/32 ............... USD 320 $ 319,785
Series 2020-19A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.38%, 10/20/34 ............... 250 249,329
Series 2021-22A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.86%,
12/02/34 .................... 390 391,340
OCP Euro CLO DAC, Series 2017-2X, Class B,
(3-mo. EURIBOR at 1.35% Floor + 1.35%),
5.32%, 01/15/32
(a) (d)
............... EUR 170 184,554
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (3-mo. CME Term
SOFR + 1.22%), 6.62%, 04/16/31
(a) (b)
... USD 1,678 1,677,662
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (3-mo. CME Term
SOFR at 0.26% Floor + 1.45%), 6.87%,
01/20/31
(a) (b)
.................... 225 224,888
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.31%,
07/15/36
(a) (b)
.................... 710 702,495
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.83%,
07/20/34
(a) (b)
.................... 1,910 1,905,726
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term
SOFR + 1.61%), 7.01%, 07/19/30
(a) (b)
... 320 319,635
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 6.68%,
07/17/30
(a) (b)
.................... 2,732 2,729,402
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR + 1.26%), 6.64%, 01/25/31
(a) (b)
... 2,382 2,382,152
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.82%, 04/21/34
(a) (b)
.... 3,220 3,222,423
OHA Credit Funding 3 Ltd.
(a)(b)
Series 2019-3A, Class AR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.82%, 07/02/35 ............... 1,450 1,451,015
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.33%, 07/02/35 ............... 668 668,074
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.82%, 10/22/36
(a) (b)
.... 250 250,349
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR + 1.30%),
6.68%, 05/23/31
(a) (b)
............... 4,443 4,443,158
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class A, 3.14%, 10/14/36 3,140 2,937,331
Series 2020-2A, Class C, 2.76%, 09/14/35 550 490,135
Series 2020-2A, Class D, 3.45%, 09/14/35 1,410 1,256,710
Series 2021-1A, Class A2, (SOFR 30 day
Average + 0.76%), 6.10%, 06/16/36
(a)
. 660 646,730
Series 2021-1A, Class C, 2.22%, 06/16/36 100 85,255
Series 2022-3A, Class A, 5.94%, 05/15/34 3,369 3,376,616
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 6.92%, 10/22/30
(a) (b)
.... 5,321 5,321,986

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OZLM VIII Ltd., Series 2014-8A, Class BR3,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.76%, 10/17/29
(a) (b)
......... USD 340 $ 340,952
OZLM XXII Ltd., Series 2018-22A, Class A1,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 6.73%, 01/17/31
(a) (b)
......... 205 204,834
OZLM XXIV Ltd., Series 2019-24A, Class
A2AR, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 7.38%, 07/20/32
(a) (b)
.... 250 248,358
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
6.66%, 10/17/31 ............... 650 649,579
Series 2015-1A, Class A1A4, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
6.76%, 05/21/34 ............... 5,525 5,518,772
Series 2015-1A, Class A2R4, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.33%, 05/21/34 ............... 250 248,950
Series 2015-2A, Class A2R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.23%, 07/20/30 ............... 500 499,955
Series 2018-1A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 6.69%,
04/18/31 .................... 663 663,820
Series 2018-2A, Class A1A, (3-mo. CME
Term SOFR + 1.36%), 6.76%, 07/16/31 991 991,469
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
7.02%, 11/15/36
(e)
.............. 250 250,025
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.81%,
01/15/35 .................... 250 250,189
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2020-4A, Class A2, (3-mo. CME Term
SOFR at 1.86% Floor + 1.86%), 7.24%,
11/25/28 .................... 560 558,830
Series 2021-2A, Class A2, (3-mo. CME Term
SOFR at 1.51% Floor + 1.51%), 6.88%,
05/20/29 .................... 260 258,344
Series 2022-2A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 7.29%,
10/15/30 .................... 340 339,091
Series 2022-2A, Class B, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.59%,
10/15/30 .................... 250 249,069
Penta CLO DAC, Series 2022-11A, Class B,
(3-mo. EURIBOR at 2.45% Floor + 2.45%),
6.45%, 11/15/34
(a) (b)
............... EUR 530 582,550
Pikes Peak CLO 1, Series 2018-1A, Class A,
(3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.84%, 07/24/31
(a) (b)
......... USD 275 275,124
Pikes Peak CLO 8, Series 2021-8A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.85%, 07/20/34
(a) (b)
......... 1,570 1,566,823
Post CLO Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.61%, 04/16/31
(a) (b)
......... 500 489,923
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
... 253 241,023
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (1-mo. CME Term
SOFR + 1.36%), 6.72%, 07/25/51 ... 498 493,877
Series 2021-1A, Class B, (1-mo. CME Term
SOFR + 2.61%), 7.97%, 07/25/51 ... 97 95,991
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class C, (1-mo. CME Term
SOFR + 3.86%), 9.22%, 07/25/51 ... USD 86 $ 86,163
Progress Residential Trust, Series 2020-SFR2,
Class D, 3.87%, 06/17/37
(b)
.......... 400 386,423
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 6.60%, 10/15/30
(a) (b)
.... 899 899,598
Rad CLO 2 Ltd., Series 2018-2A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.74%, 10/15/31
(a) (b)
......... 710 710,653
Rad CLO 5 Ltd., Series 2019-5A, Class AR,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.78%, 07/24/32
(a) (b)
......... 800 800,074
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 6.77%,
01/20/34 .................... 250 248,833
Series 2021-15A, Class B, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.33%, 01/20/34 ............... 250 249,130
Ready Capital Mortgage Financing LLC, Series
2023-FL11, Class A, (1-mo. CME Term
SOFR at 2.37% Floor + 2.37%), 7.73%,
10/25/39
(a) (b)
.................... 1,075 1,073,286
Recette CLO Ltd., Series 2015-1A, Class BRR,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 7.08%, 04/20/34
(a) (b)
......... 250 246,785
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.84%, 04/20/34
(a) (b)
.... 1,040 1,038,861
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.78%, 06/20/34 ............... 720 720,521
Series 2016-1A, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.23%, 06/20/34 ............... 250 248,919
Regatta VIII Funding Ltd., Series 2017-1A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.36%, 10/17/30
(a) (b)
.... 250 250,331
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.71%, 01/15/33
(a) (b)
.... 250 250,206
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (3-mo. CME Term SOFR at 1.45%
Floor + 1.71%), 7.11%, 01/15/34
(a) (b)
.... 250 248,556
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 . 370 361,279
Series 2021-1, Class A, 1.68%, 03/17/31 . 830 795,000
Series 2021-2, Class B, 2.35%, 08/15/33 . 130 109,715
Series 2021-2, Class C, 3.23%, 08/15/33 . 323 267,541
Series 2022-1, Class A, 3.07%, 03/15/32 . 2,058 1,961,884
Series 2022-1, Class B, 3.71%, 03/15/32 . 151 139,255
Series 2022-1, Class C, 4.46%, 03/15/32 . 100 90,265
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(3-mo. CME Term SOFR at 1.06% Floor +
1.32%), 6.72%, 01/18/34
(a) (b)
......... 1,220 1,216,950
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.78%, 04/20/34 ............... 917 911,226
Series 2017-2A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.16%, 10/15/29 ............... 1,945 1,944,639

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-2A, Class DR, (3-mo. CME
Term SOFR at 2.85% Floor + 3.11%),
8.51%, 10/15/29 ............... USD 1,039 $ 1,023,513
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.87%,
10/20/30 .................... 3,033 3,031,728
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.73%,
05/20/31 .................... 278 278,086
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.84%,
10/20/31 .................... 250 249,990
Series 2019-2A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.28%, 08/20/32 ............... 250 247,946
Rockford Tower Europe CLO DAC
(a)(d)
Series 2018-1X, Class B, (3-mo. EURIBOR
at 1.85% Floor + 1.85%), 5.79%,
12/20/31 .................... EUR 576 626,093
Series 2018-1X, Class C, (3-mo. EURIBOR
at 2.47% Floor + 2.47%), 6.41%,
12/20/31 .................... 280 301,535
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 6.71%, 04/20/31
(a) (b)
......... USD 909 907,783
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor + 1.35%),
6.75%, 01/15/30
(a) (b)
............... 876 876,752
RR 5 Ltd., Series 2018-5A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.31%, 10/15/31
(a) (b)
............... 250 249,904
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.81%, 07/15/35
(a) (b)
............... 2,140 2,136,856
RRX 1 Ltd., Series 2020-1A, Class A1, (3-mo.
CME Term SOFR at 1.37% Floor + 1.63%),
7.03%, 04/15/33
(a) (b)
............... 1,180 1,182,193
RRX 3 Ltd., Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.32% Floor + 1.58%),
6.98%, 04/15/34
(a) (b)
............... 250 249,726
RRX 4 Ltd., Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.86%, 07/15/34
(a) (b)
............... 2,580 2,584,565
RRX 5 Ltd., Series 2021-5A, Class A2, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.46%, 07/15/34
(a) (b)
............... 280 280,870
RRX 7 Ltd., Series 2022-7A, Class A1, (3-mo.
CME Term SOFR at 1.36% Floor + 1.36%),
6.75%, 07/15/35
(a) (b)
............... 360 359,823
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
AR3, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.82%, 04/17/34
(a) (b)
.... 2,680 2,658,882
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.66%, 04/20/29 ............... 92 91,487
Series 2015-1A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.18%, 04/20/29 ............... 1,466 1,458,599
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A, (3-mo. CME Term SOFR at 1.27% Floor +
1.53%), 6.95%, 04/20/33
(a) (b)
......... 640 638,854
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (3-mo. CME
Term SOFR at 1.24% Floor + 1.50%),
6.92%, 07/20/30 ............... 198 197,965
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class CR, (3-mo. CME
Term SOFR at 2.30% Floor + 2.56%),
7.98%, 07/20/30 ............... USD 500 $ 501,056
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.78%, 07/20/34
(a) (b)
.... 3,815 3,798,900
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term
SOFR at 4.75% Floor + 4.86%), 10.23%,
10/15/41
(a) (b)
.................... 2,612 2,747,444
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 844 817,126
Series 2016-B, Class A2A, 2.43%, 02/17/32 300 292,890
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 .................... 2,372 2,133,947
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,247,466
Series 2021-A, Class C, 2.99%, 01/15/53 1,885 1,602,460
Series 2021-A, Class D1, 3.86%, 01/15/53 591 531,756
Series 2021-A, Class D2, 3.86%, 01/15/53 406 364,833
Series 2021-C, Class B, 2.30%, 01/15/53 190 174,634
Series 2021-C, Class C, 3.00%, 01/15/53 121 103,618
Series 2021-C, Class D, 3.93%, 01/15/53 88 81,661
Sound Point CLO XII Ltd., Series 2016-2A,
Class CR2, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.73%, 10/20/28
(a) (b)
900 899,567
Sound Point CLO XV Ltd., Series 2017-1A,
Class ARR, (3-mo. CME Term SOFR at
0.90% Floor + 1.16%), 6.57%, 01/23/29
(a) (b)
47 46,984
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (3-mo. CME Term SOFR at 1.28%
Floor + 1.54%), 6.92%, 01/25/32
(a) (b)
.... 460 460,309
St. Paul's CLO XII DAC, Series 12X, Class B1,
(3-mo. EURIBOR at 1.60% Floor + 1.60%),
5.56%, 04/15/33
(a) (d)
............... EUR 310 331,132
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 6.91%, 10/15/30
(a) (b)
......... USD 917 916,969
Sutton Park CLO DAC, Series 1X, Class BE,
(3-mo. EURIBOR at 2.35% Floor + 2.35%),
6.35%, 11/15/31
(a) (d)
............... EUR 202 216,153
Symphony CLO XVI Ltd., Series 2015-16A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.81%, 10/15/31
(a) (b)
.... USD 250 249,774
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (3-mo. CME Term SOFR at 0.88%
Floor + 1.14%), 6.54%, 04/15/28
(a) (b)
.... 56 56,277
Symphony CLO XXIII Ltd., Series 2020-23A,
Class BR, (3-mo. CME Term SOFR at
1.60% Floor + 1.86%), 7.26%, 01/15/34
(a) (b)
250 249,381
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 6.76%, 04/20/33
(a) (b)
.... 514 512,903
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.96% Floor
+ 1.22%), 6.59%, 11/18/30
(a) (b)
........ 616 615,058
TCW CLO AMR Ltd., Series 2019-1A, Class
ASNR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.87%, 08/16/34
(a) (b)
.... 250 248,613
TIAA CLO III Ltd., Series 2017-2A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.81%, 01/16/31
(a) (b)
......... 772 772,336
TICP CLO IX Ltd., Series 2017-9A, Class A,
(3-mo. CME Term SOFR at 1.14% Floor +
1.40%), 6.82%, 01/20/31
(a) (b)
......... 499 499,191

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.78%, 01/15/34
(a) (b)
......... USD 1,060 $ 1,058,162
Trestles CLO IV Ltd., Series 2021-4A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.84%, 07/21/34
(a) (b)
......... 1,550 1,546,864
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
.......... 2,225 2,045,078
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 7.06%, 10/18/31
(a) (b)
.... 220 219,306
Trinitas CLO XIV Ltd., Series 2020-14A, Class
B, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 7.64%, 01/25/34
(a) (b)
......... 730 724,472
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (3-mo. CME Term SOFR at 1.07%
Floor + 1.33%), 6.73%, 07/18/31
(a) (b)
.... 348 347,106
Venture XVIII CLO Ltd., Series 2014-18A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.88%, 10/15/29
(a) (b)
.... 1,174 1,174,268
Voya CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R, (3-mo. CME
Term SOFR + 1.30%), 6.72%, 04/20/34 465 463,939
Series 2017-4A, Class A1, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.79%,
10/15/30 .................... 1,316 1,314,848
Series 2019-1A, Class AR, (3-mo. CME
Term SOFR at 1.06% Floor + 1.32%),
6.72%, 04/15/31 ............... 1,773 1,775,049
Voya Euro CLO II DAC, Series 2A, Class CR,
(3-mo. EURIBOR at 2.15% Floor + 2.15%),
6.11%, 07/15/35
(a) (b)
............... EUR 250 263,999
Voya Euro CLO V DAC
(a)(b)
Series 5A, Class B1, (3-mo. EURIBOR at
1.75% Floor + 1.75%), 5.72%, 04/15/35 440 469,765
Series 5A, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 7.07%, 04/15/35 250 257,673
Whitebox CLO I Ltd., Series 2019-1A, Class
CR, (3-mo. CME Term SOFR at 3.05% Floor
+ 3.31%), 8.71%, 07/24/32
(a) (b)
........ USD 900 886,512
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.41%, 10/24/34 ............... 280 279,639
Series 2020-2A, Class DR, (3-mo. CME
Term SOFR at 3.35% Floor + 3.61%),
9.01%, 10/24/34 ............... 280 271,124
Whitebox CLO III Ltd., Series 2021-3A, Class
D, (3-mo. CME Term SOFR at 3.35% Floor
+ 3.61%), 9.01%, 10/15/34
(a) (b)
........ 250 245,415
Total Asset-Backed Securities — 7 .8%
(Cost: $ 311,437,632 ) ............................. 307,732,940
Corporate Bonds
Aerospace & Defense — 1.2%
BAE Systems plc
(b)
3.40% , 04/15/30 ................. 4,362 4,024,888
1.90% , 02/15/31 ................. 827 679,694
Boeing Co. (The)
3.95% , 08/01/59 ................. 1,364 1,043,553
5.93% , 05/01/60 ................. 2,209 2,287,397
Huntington Ingalls Industries, Inc.
3.48% , 12/01/27 ................. 3,156 2,983,526
2.04% , 08/16/28 ................. 3,547 3,117,967
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.20% , 05/01/30 ................. USD 1,146 $ 1,092,150
L3Harris Technologies, Inc.
4.40% , 06/15/28 ................. 2,766 2,733,955
2.90% , 12/15/29 ................. 872 787,981
1.80% , 01/15/31 ................. 2,512 2,063,225
5.40% , 07/31/33 ................. 2,766 2,875,932
Lockheed Martin Corp.
4.45% , 05/15/28 ................. 581 584,078
1.85% , 06/15/30 ................. 1,015 869,993
4.75% , 02/15/34 ................. 407 414,213
3.60% , 03/01/35 ................. 2,124 1,944,904
Northrop Grumman Corp.
4.70% , 03/15/33 ................. 1,051 1,059,927
3.85% , 04/15/45 ................. 1,154 969,306
4.95% , 03/15/53 ................. 1,280 1,267,775
RTX Corp.
6.70% , 08/01/28 ................. 617 660,149
7.00% , 11/01/28 ................. 2,010 2,171,145
4.13% , 11/16/28 ................. 3,708 3,622,621
5.15% , 02/27/33 ................. 1,249 1,272,912
6.10% , 03/15/34 ................. 2,441 2,649,083
5.40% , 05/01/35 ................. 561 576,115
4.20% , 12/15/44 ................. 515 418,864
3.75% , 11/01/46 ................. 456 362,059
2.82% , 09/01/51 ................. 3,892 2,572,948
3.03% , 03/15/52 ................. 36 24,841
Textron, Inc.
3.90% , 09/17/29 ................. 2,538 2,412,770
2.45% , 03/15/31 ................. 1,156 984,955
48,528,926
Automobile Components — 0.0%
Metalsa SA de CV, 3.75%, 05/04/31
(d)
.... 561 451,751
Banks — 3.1%
Bangkok Bank PCL
(b)
5.30% , 09/21/28 ................. 400 406,748
5.50% , 09/21/33 ................. 200 205,474
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 .................... 4,013 3,779,961
(1-day SOFR + 1.57%), 5.82% , 09/15/29 10,239 10,569,452
(1-day SOFR + 1.21%), 2.57% , 10/20/32 1,474 1,222,052
(1-day SOFR + 1.83%), 4.57% , 04/27/33 1,556 1,483,151
(1-day SOFR + 1.91%), 5.29% , 04/25/34 1,468 1,471,378
(1-day SOFR + 1.84%), 5.87% , 09/15/34 10,399 10,885,363
Barclays plc
(a)
(1-day SOFR + 2.22%), 6.49% , 09/13/29 909 946,423
(USISSO05 + 5.78%), 9.63%
(f)
....... 2,901 3,013,414
Citigroup, Inc.
(a)
(1-day SOFR + 0.77%), 1.46% , 06/09/27 1,152 1,054,242
(1-day SOFR + 1.28%), 3.07% , 02/24/28 1,651 1,555,700
(1-day SOFR + 1.89%), 4.66% , 05/24/28 1,160 1,150,743
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28 .................... 4,429 4,188,789
(1-day SOFR + 1.35%), 3.06% , 01/25/33 4,302 3,670,388
(1-day SOFR + 2.34%), 6.27% , 11/17/33 6,852 7,331,715
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
.... 400 346,472
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.33%), 6.07% , 10/22/27 4,125 4,243,438
(1-day SOFR + 1.75%), 4.57% , 06/14/30 1,606 1,571,568
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30 .................... 2,266 2,014,755
(1-day SOFR + 1.07%), 1.95% , 02/04/32 1,028 835,656
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32 .................... 773 653,831

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.26%), 2.96% , 01/25/33 USD 2,503 $ 2,144,664
(1-day SOFR + 1.81%), 6.25% , 10/23/34 12,566 13,621,381
Morgan Stanley Bank NA, 4.75%, 04/21/26 . 716 715,517
Wells Fargo & Co.
(a)
(1-day SOFR + 1.74%), 5.57% , 07/25/29 8,812 8,997,654
(1-day SOFR + 1.79%), 6.30% , 10/23/29 2,659 2,802,378
(1-day SOFR + 1.99%), 5.56% , 07/25/34 10,268 10,453,941
(1-day SOFR + 2.06%), 6.49% , 10/23/34 12,607 13,715,002
Wells Fargo Bank NA, 5.45%, 08/07/26 ... 8,231 8,365,108
123,416,358
Biotechnology — 0.8%
AbbVie, Inc.
4.55% , 03/15/35 ................. 6,473 6,347,777
4.50% , 05/14/35 ................. 3,389 3,314,549
4.30% , 05/14/36 ................. 587 562,241
Amgen, Inc.
4.05% , 08/18/29 ................. 3,120 3,054,480
5.25% , 03/02/30 ................. 5,558 5,713,605
5.75% , 03/02/63 ................. 6,982 7,325,124
Gilead Sciences, Inc.
2.60% , 10/01/40 ................. 1,000 736,432
4.80% , 04/01/44 ................. 820 790,478
4.50% , 02/01/45 ................. 1,584 1,464,995
4.15% , 03/01/47 ................. 2,508 2,182,346
31,492,027
Building Products — 0.0%
Owens Corning, 3.88%, 06/01/30 ....... 405 379,894
Capital Markets — 4.2%
Credit Suisse AG
4.75% , 08/09/24 ................. 1,752 1,741,148
3.63% , 09/09/24 ................. 5,466 5,388,488
7.95% , 01/09/25 ................. 2,182 2,230,051
3.70% , 02/21/25 ................. 6,391 6,259,527
5.00% , 07/09/27 ................. 3,222 3,222,681
7.50% , 02/15/28 ................. 6,108 6,689,518
Deutsche Bank AG, 5.37%, 09/09/27 ..... 2,878 2,918,486
FactSet Research Systems, Inc., 3.45%,
03/01/32 ..................... 3,147 2,818,227
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.51%), 5.91% , 09/10/24 2,895 2,890,363
(1-day SOFR + 0.91%), 1.95% , 10/21/27 2,090 1,911,975
(1-day SOFR + 1.73%), 4.48% , 08/23/28 5,840 5,736,896
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29 .................... 763 724,369
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29 .................... 908 878,333
(1-day SOFR + 1.77%), 6.48% , 10/24/29 2,660 2,822,386
(1-day SOFR + 1.09%), 1.99% , 01/27/32 622 502,569
(1-day SOFR + 1.28%), 2.62% , 04/22/32 3,334 2,798,588
(1-day SOFR + 1.26%), 2.65% , 10/21/32 8,111 6,758,993
(1-day SOFR + 1.95%), 6.56% , 10/24/34 9,154 10,059,445
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
. 200 194,572
Moody's Corp., 4.25%, 02/01/29 ........ 1,886 1,866,772
Morgan Stanley
(a)
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 .................... 7,566 7,215,560
(1-day SOFR + 1.59%), 5.16% , 04/20/29 3,597 3,617,561
(1-day SOFR + 1.63%), 5.45% , 07/20/29 5,956 6,068,876
(1-day SOFR + 1.83%), 6.41% , 11/01/29 16,063 17,023,319
(1-day SOFR + 1.14%), 2.70% , 01/22/31 1,230 1,075,237
(1-day SOFR + 1.03%), 1.79% , 02/13/32 3,304 2,638,319
(1-day SOFR + 1.18%), 2.24% , 07/21/32 4,300 3,509,839
(1-day SOFR + 1.20%), 2.51% , 10/20/32 5,392 4,464,783
(1-day SOFR + 1.29%), 2.94% , 01/21/33 1,494 1,270,884
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 2.08%), 4.89% , 07/20/33 USD 660 $ 643,546
(1-day SOFR + 1.88%), 5.42% , 07/21/34 11,244 11,411,288
(1-day SOFR + 2.05%), 6.63% , 11/01/34 8,999 9,962,375
MSCI, Inc.
(b)
4.00% , 11/15/29 ................. 424 398,508
3.63% , 09/01/30 ................. 437 395,395
3.88% , 02/15/31 ................. 3,010 2,750,179
3.63% , 11/01/31 ................. 2,540 2,235,552
3.25% , 08/15/33 ................. 2,113 1,766,018
Nasdaq, Inc.
5.55% , 02/15/34 ................. 2,739 2,845,412
6.10% , 06/28/63 ................. 1,530 1,651,756
S&P Global, Inc.
2.90% , 03/01/32 ................. 892 796,180
5.25% , 09/15/33
(b)
................ 3,817 3,993,408
UBS Group AG
3.75% , 03/26/25 ................. 1,656 1,622,295
(1-day SOFR + 1.56%), 2.59% , 09/11/25
(a) (b)
960 939,153
4.13% , 09/24/25
(b)
................ 1,110 1,085,567
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36% ,
01/30/27
(a) (b)
.................. 2,702 2,477,527
4.25% , 03/23/28
(b)
................ 584 563,597
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.75% ,
02/11/33
(a) (b)
.................. 2,082 1,707,708
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(a) (b) (f)
................... 390 432,224
(1-day SOFR + 5.02%), 9.02% , 11/15/33
(a) (b)
861 1,058,372
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30% ,
09/22/34
(a) (b)
.................. 2,401 2,541,754
166,575,579
Chemicals — 0.0%
Braskem Netherlands Finance BV
8.50% , 01/12/31
(d)
................ 200 186,500
8.50% , 01/12/31
(b)
................ 200 186,500
7.25% , 02/13/33
(b)
................ 200 166,500
Eastman Chemical Co., 5.75%, 03/08/33 .. 601 620,964
MEGlobal BV
(d)
4.25% , 11/03/26 ................. 200 193,000
2.63% , 04/28/28 ................. 200 179,625
1,533,089
Commercial Services & Supplies — 0.1%
Republic Services, Inc., 5.00%, 04/01/34 .. 858 878,591
Waste Management, Inc., 4.88%, 02/15/34 . 1,293 1,318,915
2,197,506
Communications Equipment — 0.2%
Juniper Networks, Inc., 2.00%, 12/10/30 ... 445 360,119
Motorola Solutions, Inc.
2.75% , 05/24/31 ................. 4,330 3,700,849
5.60% , 06/01/32 ................. 3,525 3,636,415
5.50% , 09/01/44 ................. 1,497 1,486,888
9,184,271
Consumer Finance — 0.1%
DAE Funding LLC
(d)
1.55% , 08/01/24 ................. 200 194,375
2.63% , 03/20/25 ................. 200 191,614
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 2,216 2,387,597
2,773,586

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.0%
Amcor Finance USA, Inc., 5.63%, 05/26/33 . USD 380 $ 395,088
Berry Global, Inc., 5.50%, 04/15/28
(b)
..... 478 483,239
878,327
Diversified REITs — 0.6%
Extra Space Storage LP, 5.50%, 07/01/30 .. 830 848,798
VICI Properties LP
4.50% , 09/01/26
(b)
................ 999 966,956
4.25% , 12/01/26
(b)
................ 4,648 4,473,046
5.75% , 02/01/27
(b)
................ 1,471 1,475,364
3.75% , 02/15/27
(b)
................ 4,428 4,179,827
4.75% , 02/15/28 ................. 714 698,979
3.88% , 02/15/29
(b)
................ 3,582 3,290,536
4.63% , 12/01/29
(b)
................ 5,228 4,926,080
4.13% , 08/15/30
(b)
................ 3,280 2,987,835
23,847,421
Diversified Telecommunication Services — 1.0%
AT&T, Inc.
5.40% , 02/15/34 ................. 3,366 3,471,441
4.50% , 05/15/35 ................. 1,892 1,792,140
3.55% , 09/15/55 ................. 2,929 2,105,885
3.80% , 12/01/57 ................. 5,633 4,187,248
3.65% , 09/15/59 ................. 4,301 3,082,493
3.85% , 06/01/60 ................. 951 709,134
Verizon Communications, Inc.
4.02% , 12/03/29 ................. 409 395,458
1.75% , 01/20/31 ................. 3,348 2,753,661
2.55% , 03/21/31 ................. 2,484 2,141,826
2.36% , 03/15/32 ................. 12,213 10,158,424
5.05% , 05/09/33 ................. 325 331,541
4.40% , 11/01/34 ................. 4,952 4,764,240
5.85% , 09/15/35 ................. 362 388,089
2.65% , 11/20/40 ................. 2,256 1,625,492
3.00% , 11/20/60 ................. 1,632 1,069,805
38,976,877
Electric Utilities — 2.6%
AEP Texas, Inc.
3.95% , 06/01/28 ................. 906 871,702
4.70% , 05/15/32 ................. 403 393,559
5.40% , 06/01/33 ................. 1,558 1,581,747
3.80% , 10/01/47 ................. 1,002 758,452
Series H, 3.45% , 01/15/50 .......... 460 331,667
3.45% , 05/15/51 ................. 1,556 1,111,167
5.25% , 05/15/52 ................. 987 953,270
AEP Transmission Co. LLC
3.80% , 06/15/49 ................. 599 475,812
3.15% , 09/15/49 ................. 1,212 869,282
Series M, 3.65% , 04/01/50 .......... 1,092 860,130
Series N, 2.75% , 08/15/51 .......... 580 375,364
Alabama Power Co.
5.50% , 03/15/41 ................. 378 377,573
3.85% , 12/01/42 ................. 671 565,356
4.15% , 08/15/44 ................. 604 517,240
3.75% , 03/01/45 ................. 511 415,147
Series A, 4.30% , 07/15/48 .......... 777 672,427
3.13% , 07/15/51 ................. 626 442,918
Baltimore Gas & Electric Co.
3.50% , 08/15/46 ................. 458 350,213
3.75% , 08/15/47 ................. 981 776,041
4.25% , 09/15/48 ................. 831 717,870
3.20% , 09/15/49 ................. 491 357,084
4.55% , 06/01/52 ................. 506 463,635
5.40% , 06/01/53 ................. 1,459 1,505,454
CenterPoint Energy Houston Electric LLC
4.95% , 04/01/33 ................. 855 870,342
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.95% , 03/01/48 ................. USD 810 $ 687,443
Series AD, 2.90% , 07/01/50 ......... 1,410 980,757
5.30% , 04/01/53 ................. 377 394,179
Commonwealth Edison Co.
Series 127, 3.20% , 11/15/49 ......... 1,228 880,934
Series 130, 3.13% , 03/15/51 ......... 1,113 787,861
Series 131, 2.75% , 09/01/51 ......... 780 506,557
Series 133, 3.85% , 03/15/52 ......... 749 605,354
Dominion Energy South Carolina, Inc., 6.25%,
10/15/53 ..................... 585 674,426
DTE Electric Co.
Series A, 4.05% , 05/15/48 .......... 1,456 1,232,947
3.95% , 03/01/49 ................. 1,327 1,114,890
Series B, 3.25% , 04/01/51 .......... 1,364 997,926
Duke Energy Carolinas LLC
2.85% , 03/15/32 ................. 675 588,371
3.88% , 03/15/46 ................. 506 409,752
3.70% , 12/01/47 ................. 1,003 786,418
3.95% , 03/15/48 ................. 1,391 1,144,385
3.45% , 04/15/51 ................. 1,050 790,946
5.35% , 01/15/53 ................. 358 366,465
5.40% , 01/15/54 ................. 369 380,207
Duke Energy Florida LLC
2.50% , 12/01/29 ................. 2,893 2,579,351
3.00% , 12/15/51 ................. 1,471 1,003,720
5.95% , 11/15/52 ................. 2,580 2,822,830
Duke Energy Ohio, Inc., 5.65%, 04/01/53 .. 379 396,940
Duke Energy Progress LLC
3.45% , 03/15/29 ................. 1,930 1,840,681
2.90% , 08/15/51 ................. 582 392,837
4.00% , 04/01/52 ................. 469 385,387
5.35% , 03/15/53 ................. 2,993 3,031,860
Edison International
4.95% , 04/15/25 ................. 590 585,843
5.75% , 06/15/27 ................. 2,323 2,372,021
5.25% , 11/15/28 ................. 2,038 2,050,528
6.95% , 11/15/29 ................. 2,527 2,742,353
Engie Energia Chile SA, 3.40%, 01/28/30
(d)
. 200 171,562
Entergy Arkansas LLC, 5.30%, 09/15/33 ... 432 442,221
Eversource Energy, 5.45%, 03/01/28 ..... 1,245 1,279,628
FirstEnergy Corp.
Series B, 4.15% , 07/15/27
(c)
......... 1,839 1,768,758
Series B, 2.25% , 09/01/30 .......... 1,970 1,659,327
Series C, 3.40% , 03/01/50 .......... 411 289,666
FirstEnergy Transmission LLC, 4.55%,
04/01/49
(b)
.................... 1,963 1,696,383
Florida Power & Light Co.
3.99% , 03/01/49 ................. 1,293 1,107,166
3.15% , 10/01/49 ................. 878 644,115
Georgia Power Co.
4.95% , 05/17/33 ................. 481 484,880
Series A, 3.25% , 03/15/51 .......... 562 406,451
MidAmerican Energy Co., 3.15%, 04/15/50 . 1,302 927,925
Northern States Power Co.
4.00% , 08/15/45 ................. 1,260 1,042,437
2.90% , 03/01/50 ................. 617 432,220
2.60% , 06/01/51 ................. 749 489,907
3.20% , 04/01/52 ................. 1,480 1,090,726
5.10% , 05/15/53 ................. 932 939,587
Ohio Power Co.
Series P, 2.60% , 04/01/30 .......... 1,561 1,366,983
Series Q, 1.63% , 01/15/31 .......... 1,152 934,970
Series G, 6.60% , 02/15/33 .......... 441 484,060
5.00% , 06/01/33 ................. 2,300 2,313,047
4.00% , 06/01/49 ................. 983 798,829

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series R, 2.90% , 10/01/51 .......... USD 3,095 $ 2,095,942
Oncor Electric Delivery Co. LLC, 3.10%,
09/15/49 ..................... 993 710,296
Pacific Gas & Electric Co.
5.90% , 06/15/32 ................. 2,519 2,561,331
4.95% , 07/01/50 ................. 4,029 3,441,531
3.50% , 08/01/50 ................. 3,768 2,601,335
PECO Energy Co.
3.90% , 03/01/48 ................. 488 409,125
3.05% , 03/15/51 ................. 2,060 1,457,166
2.85% , 09/15/51 ................. 1,110 746,323
4.60% , 05/15/52 ................. 413 387,415
4.38% , 08/15/52 ................. 1,246 1,120,615
Public Service Co. of New Hampshire
3.60% , 07/01/49 ................. 461 363,309
5.15% , 01/15/53 ................. 1,530 1,548,670
Public Service Electric & Gas Co.
3.60% , 12/01/47 ................. 688 552,451
3.15% , 01/01/50 ................. 590 434,356
2.05% , 08/01/50 ................. 1,317 762,673
Southern California Edison Co.
5.65% , 10/01/28 ................. 859 895,304
2.85% , 08/01/29 ................. 2,085 1,900,053
2.25% , 06/01/30 ................. 2,067 1,773,849
Series G, 2.50% , 06/01/31 .......... 1,382 1,183,316
5.95% , 11/01/32 ................. 2,768 2,973,722
Series 05-B, 5.55% , 01/15/36 ........ 412 419,840
5.63% , 02/01/36 ................. 819 833,896
Union Electric Co., 5.45%, 03/15/53 ..... 648 668,090
Virginia Electric & Power Co.
4.45% , 02/15/44 ................. 1,620 1,444,098
Series B, 4.20% , 05/15/45 .......... 563 480,620
102,683,795
Financial Services — 0.1%
CRSO Trust, 7.12%, 07/10/28
(b)
........ 458 477,000
Global Payments, Inc.
5.30% , 08/15/29 ................. 162 163,059
2.90% , 05/15/30 ................. 1,474 1,296,502
1,936,561
Food Products — 0.0%
Gruma SAB de CV, 4.88%, 12/01/24
(d)
.... 211 208,428
Gas Utilities — 0.1%
Atmos Energy Corp., 3.38%, 09/15/49 .... 524 399,336
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ..................... 1,512 1,550,476
Piedmont Natural Gas Co., Inc., 4.10%,
09/18/34 ..................... 440 394,689
Promigas SA ESP, 3.75%, 10/16/29
(d)
..... 468 415,069
2,759,570
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.70% , 09/01/45 ................. 458 438,759
3.05% , 02/15/51 ................. 1,284 927,607
3.30% , 09/15/51 ................. 1,954 1,484,335
2.88% , 06/15/52 ................. 724 505,830
CSX Corp.
3.35% , 09/15/49 ................. 545 411,952
3.80% , 04/15/50 ................. 406 330,957
2.50% , 05/15/51 ................. 597 384,822
4.50% , 11/15/52 ................. 1,094 1,015,216
4.65% , 03/01/68 ................. 565 518,286
Norfolk Southern Corp.
4.45% , 06/15/45 ................. 434 388,432
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
3.05% , 05/15/50 ................. USD 994 $ 706,994
2.90% , 08/25/51 ................. 574 390,940
4.05% , 08/15/52 ................. 453 382,629
5.35% , 08/01/54 ................. 2,538 2,637,588
Ryder System, Inc.
5.65% , 03/01/28 ................. 381 392,406
6.30% , 12/01/28 ................. 407 431,529
Union Pacific Corp.
3.95% , 08/15/59 ................. 455 371,392
3.84% , 03/20/60 ................. 1,242 1,013,154
2.97% , 09/16/62 ................. 1,997 1,343,145
3.75% , 02/05/70 ................. 839 646,917
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ...... 1,161 1,116,846
15,839,736
Health Care Providers & Services — 0.7%
CVS Health Corp.
2.70% , 08/21/40 ................. 1,573 1,121,432
5.63% , 02/21/53 ................. 2,013 2,040,389
6.00% , 06/01/63 ................. 369 391,238
Elevance Health, Inc.
3.60% , 03/15/51 ................. 1,458 1,142,374
4.55% , 05/15/52 ................. 1,120 1,021,825
HCA, Inc.
5.25% , 04/15/25 ................. 6,959 6,950,916
5.88% , 02/15/26 ................. 973 981,275
3.38% , 03/15/29 ................. 3,162 2,917,472
4.13% , 06/15/29 ................. 818 782,106
3.50% , 09/01/30 ................. 5,087 4,611,499
UnitedHealth Group, Inc.
3.70% , 08/15/49 ................. 1,282 1,042,950
2.90% , 05/15/50 ................. 590 412,847
4.75% , 05/15/52 ................. 1,745 1,677,565
6.05% , 02/15/63 ................. 461 531,595
5.20% , 04/15/63 ................. 1,596 1,628,826
27,254,309
Hotels, Restaurants & Leisure — 0.3%
GLP Capital LP
5.75% , 06/01/28 ................. 3,009 3,036,021
5.30% , 01/15/29 ................. 229 227,676
4.00% , 01/15/30 ................. 3,294 3,005,711
4.00% , 01/15/31 ................. 1,005 905,136
3.25% , 01/15/32 ................. 4,369 3,688,538
6.75% , 12/01/33 ................. 372 401,325
Sands China Ltd., 5.65%, 08/08/28
(c)
..... 200 197,300
11,461,707
Insurance — 0.1%
Aon Corp.
2.60% , 12/02/31 ................. 966 819,115
5.35% , 02/28/33 ................. 392 402,017
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................ 592 394,697
Marsh & McLennan Cos., Inc., 2.90%, 12/15/51 1,204 809,744
2,425,573
Interactive Media & Services — 0.0%
Meta Platforms, Inc., 5.75%, 05/15/63 .... 1,633 1,787,232
IT Services — 0.0%
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 . 365 385,585
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 2.10%, 06/04/30 . 471 405,659
Thermo Fisher Scientific, Inc.
4.95% , 11/21/32 ................. 739 762,611
5.09% , 08/10/33 ................. 2,675 2,788,115

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
5.20% , 01/31/34 ................. USD 790 $ 827,058
4,783,443
Machinery — 0.1%
CNH Industrial Capital LLC
4.20% , 01/15/24 ................. 985 984,241
5.45% , 10/14/25 ................. 380 381,654
Otis Worldwide Corp., 5.25%, 08/16/28 ... 1,290 1,325,825
2,691,720
Media — 0.4%
Charter Communications Operating LLC
5.38% , 05/01/47 ................. 1,634 1,388,610
4.80% , 03/01/50 ................. 1,689 1,307,408
3.90% , 06/01/52 ................. 6,370 4,283,062
3.85% , 04/01/61 ................. 2,290 1,427,387
Comcast Corp.
1.50% , 02/15/31 ................. 482 395,012
4.80% , 05/15/33 ................. 2,065 2,090,516
3.25% , 11/01/39 ................. 963 780,030
2.94% , 11/01/56 ................. 4,100 2,696,652
2.99% , 11/01/63 ................. 1,234 795,385
Cox Communications, Inc., 3.15%, 08/15/24
(b)
247 242,853
15,406,915
Metals & Mining — 0.2%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 200 173,562
Freeport Indonesia PT, 4.76%, 04/14/27
(d)
.. 200 197,022
Glencore Funding LLC
(b)
6.38% , 10/06/30 ................. 3,309 3,552,554
2.85% , 04/27/31 ................. 458 394,934
Newmont Corp., 2.25%, 10/01/30 ....... 1,204 1,039,174
POSCO
(b)
5.63% , 01/17/26 ................. 200 201,634
5.75% , 01/17/28 ................. 200 204,702
5,763,582
Multi-Utilities — 0.4%
Ameren Illinois Co.
4.50% , 03/15/49 ................. 447 409,034
3.25% , 03/15/50 ................. 640 471,371
5.90% , 12/01/52 ................. 348 389,420
Consumers Energy Co.
4.63% , 05/15/33 ................. 860 858,544
3.25% , 08/15/46 ................. 495 389,218
3.75% , 02/15/50 ................. 1,096 901,784
3.10% , 08/15/50 ................. 513 377,423
2.65% , 08/15/52 ................. 712 470,425
NiSource, Inc.
3.49% , 05/15/27 ................. 2,295 2,209,506
5.25% , 03/30/28 ................. 3,548 3,617,599
5.40% , 06/30/33 ................. 1,779 1,834,287
San Diego Gas & Electric Co.
3.32% , 04/15/50 ................. 516 367,076
3.70% , 03/15/52 ................. 1,040 805,473
5.35% , 04/01/53 ................. 1,808 1,829,137
14,930,297
Oil, Gas & Consumable Fuels — 4.8%
Antero Resources Corp.
(b)
7.63% , 02/01/29 ................. 2,155 2,211,304
5.38% , 03/01/30 ................. 3,150 3,019,151
Apache Corp.
5.25% , 02/01/42 ................. 1,400 1,171,590
4.75% , 04/15/43 ................. 1,323 1,041,243
Cameron LNG LLC
(b)
3.30% , 01/15/35 ................. 4,079 3,473,143
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.40% , 01/15/38 ................. USD 2,165 $ 1,826,249
Cheniere Corpus Christi Holdings LLC
5.88% , 03/31/25 ................. 4,583 4,592,767
5.13% , 06/30/27 ................. 7,759 7,796,674
3.70% , 11/15/29 ................. 3,251 3,070,480
2.74% , 12/31/39 ................. 2,611 2,080,154
Cheniere Energy Partners LP
4.50% , 10/01/29 ................. 8,397 8,031,452
3.25% , 01/31/32 ................. 6,654 5,669,420
5.95% , 06/30/33
(b)
................ 1,687 1,732,110
Devon Energy Corp., 4.50%, 01/15/30 .... 1,868 1,793,505
Diamondback Energy, Inc.
3.25% , 12/01/26 ................. 11,729 11,359,363
3.50% , 12/01/29 ................. 12,055 11,195,711
3.13% , 03/24/31 ................. 11,421 10,151,254
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 ................. 200 173,813
4.39% , 11/30/46 ................. 200 160,062
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(b)
.................... 1,001 860,454
Energy Transfer LP
3.90% , 05/15/24
(c)
................ 1,109 1,100,571
6.40% , 12/01/30 ................. 531 567,745
4.90% , 03/15/35 ................. 1,385 1,318,275
6.10% , 02/15/42 ................. 541 542,328
6.13% , 12/15/45 ................. 1,078 1,085,760
5.30% , 04/15/47 ................. 2,098 1,923,543
5.40% , 10/01/47 ................. 1,491 1,389,288
6.00% , 06/15/48 ................. 641 645,760
6.25% , 04/15/49 ................. 571 590,473
5.00% , 05/15/50 ................. 4,684 4,176,116
EQT Corp.
3.13% , 05/15/26
(b)
................ 2,323 2,204,084
3.90% , 10/01/27 ................. 5,972 5,713,092
5.70% , 04/01/28 ................. 1,267 1,285,774
5.00% , 01/15/29 ................. 1,899 1,881,191
7.00% , 02/01/30
(c)
................ 1,382 1,483,217
3.63% , 05/15/31
(b)
................ 1,828 1,632,532
Hess Corp.
6.00% , 01/15/40 ................. 490 532,840
5.60% , 02/15/41 ................. 428 449,471
Kinder Morgan Energy Partners LP
5.80% , 03/15/35 ................. 405 412,350
6.50% , 02/01/37 ................. 706 742,596
4.70% , 11/01/42 ................. 1,109 950,913
Kinder Morgan, Inc., 4.30%, 03/01/28 .... 1,089 1,073,730
Magellan Midstream Partners LP, 3.95%,
03/01/50 ..................... 541 413,322
NGPL PipeCo LLC
(b)
4.88% , 08/15/27 ................. 3,166 3,106,732
3.25% , 07/15/31 ................. 4,051 3,517,411
7.77% , 12/15/37 ................. 218 242,449
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 3,728 3,680,597
ONEOK, Inc.
4.95% , 07/13/47 ................. 467 417,869
6.63% , 09/01/53 ................. 1,105 1,236,647
Pioneer Natural Resources Co., 2.15%,
01/15/31 ..................... 681 578,542
Sabine Pass Liquefaction LLC
5.75% , 05/15/24 ................. 449 448,740
5.63% , 03/01/25 ................. 11,381 11,402,777
5.88% , 06/30/26 ................. 8,398 8,549,132
5.00% , 03/15/27 ................. 3,798 3,814,389
5.90% , 09/15/37 ................. 1,772 1,867,169

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.
5.20% , 07/01/27 ................. USD 1,859 $ 1,867,924
6.15% , 03/01/29 ................. 1,696 1,773,503
4.20% , 02/01/33 ................. 2,218 2,039,304
6.50% , 03/30/34 ................. 1,422 1,534,721
Targa Resources Partners LP
5.00% , 01/15/28 ................. 3,919 3,870,413
5.50% , 03/01/30 ................. 1,652 1,651,703
4.88% , 02/01/31 ................. 3,625 3,521,361
4.00% , 01/15/32 ................. 1,791 1,635,416
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
.................... 3,612 3,405,687
Transcontinental Gas Pipe Line Co. LLC
7.85% , 02/01/26 ................. 2,090 2,188,466
4.00% , 03/15/28 ................. 2,374 2,299,727
4.60% , 03/15/48 ................. 1,710 1,539,726
3.95% , 05/15/50 ................. 1,341 1,082,043
Viper Energy, Inc.
(b)
5.38% , 11/01/27 ................. 5,208 5,113,303
7.38% , 11/01/31 ................. 2,265 2,344,275
Western Midstream Operating LP, 6.35%,
01/15/29 ..................... 281 293,479
188,548,375
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 5.00%, 01/15/30 ... 619 594,627
Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
......... 5 4,832
American Airlines Pass-Through Trust
Series 2016-2, Class B, 4.38% , 06/15/24
(b)
400 393,371
Series 2017-2, Class AA, 3.35% , 10/15/29 568 512,608
Series 2019-1, Class AA, 3.15% , 02/15/32 821 718,179
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 .... 2,311 2,292,374
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65% , 10/07/25 61 57,090
Series 2020-1, Class B, 4.88% , 01/15/26 511 494,700
Series 2019-1, Class AA, 4.15% , 08/25/31 558 514,523
Series 2019-2, Class AA, 2.70% , 05/01/32 23 19,733
5,007,410
Pharmaceuticals — 0.4%
Bayer US Finance LLC, 6.38%, 11/21/30
(b)
. 3,923 4,036,214
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ................. 3,776 3,784,476
5.30% , 05/19/53 ................. 6,684 6,823,589
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ..................... 2,714 2,325,560
16,969,839
Retail REITs — 0.1%
NNN REIT, Inc., 3.50%, 04/15/51 ....... 2,281 1,647,575
Realty Income Corp., 3.10%, 12/15/29 .... 1,831 1,678,269
3,325,844
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
(b)
2.60% , 02/15/33 ................. 1,221 1,005,920
3.47% , 04/15/34 ................. 4,827 4,199,514
3.14% , 11/15/35 ................. 662 543,491
3.19% , 11/15/36 ................. 2,103 1,704,175
Intel Corp., 4.90%, 08/05/52 .......... 906 886,584
KLA Corp.
3.30% , 03/01/50 ................. 1,573 1,200,635
4.95% , 07/15/52 ................. 428 432,385
5.25% , 07/15/62 ................. 410 427,627
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV, 4.30%, 06/18/29 ............ USD 1,801 $ 1,746,646
12,146,977
Software — 0.3%
Autodesk, Inc., 2.40%, 12/15/31 ........ 454 388,435
Oracle Corp.
3.80% , 11/15/37 ................. 2,369 2,013,134
4.50% , 07/08/44 ................. 766 667,976
4.13% , 05/15/45 ................. 4,169 3,400,744
4.00% , 07/15/46 ................. 4,856 3,892,292
4.00% , 11/15/47 ................. 657 520,396
3.60% , 04/01/50 ................. 526 389,612
11,272,589
Specialized REITs — 0.3%
American Tower Corp.
3.80% , 08/15/29 ................. 478 453,784
2.10% , 06/15/30 ................. 1,991 1,670,075
1.88% , 10/15/30 ................. 3,647 2,989,387
2.30% , 09/15/31 ................. 1,236 1,021,958
Crown Castle, Inc.
2.25% , 01/15/31 ................. 2,033 1,683,442
2.50% , 07/15/31 ................. 4,358 3,633,363
Equinix, Inc.
2.00% , 05/15/28 ................. 495 441,487
3.20% , 11/18/29 ................. 1,363 1,251,823
2.15% , 07/15/30 ................. 464 393,115
13,538,434
Specialty Retail — 0.1%
Lowe's Cos., Inc.
4.50% , 04/15/30 ................. 1,209 1,201,978
1.70% , 10/15/30 ................. 815 676,885
2.63% , 04/01/31 ................. 471 412,143
2.80% , 09/15/41 ................. 2,707 1,977,398
4.25% , 09/15/44 ................. 462 379,305
4,647,709
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
6.02% , 06/15/26 ................. 910 931,485
4.90% , 10/01/26 ................. 2,598 2,602,134
5.25% , 02/01/28 ................. 589 603,646
Hewlett Packard Enterprise Co., 5.25%,
07/01/28 ..................... 1,253 1,280,917
5,418,182
Textiles, Apparel & Luxury Goods — 0.0%
Tapestry, Inc., 7.85%, 11/27/33 ........ 635 677,470
Tobacco — 0.5%
Altria Group, Inc.
6.20% , 11/01/28 ................. 1,208 1,266,890
4.80% , 02/14/29 ................. 1,151 1,147,323
2.45% , 02/04/32 ................. 722 588,769
6.88% , 11/01/33 ................. 3,122 3,436,363
4.25% , 08/09/42 ................. 1,481 1,202,901
4.50% , 05/02/43 ................. 2,176 1,814,692
BAT Capital Corp.
3.98% , 09/25/50 ................. 1,327 933,916
5.65% , 03/16/52 ................. 1,577 1,423,467
7.08% , 08/02/53 ................. 3,588 3,835,775
Philip Morris International, Inc., 5.13%,
11/17/27 ..................... 954 970,997
Reynolds American, Inc., 5.85%, 08/15/45 .. 1,318 1,233,722
17,854,815

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.0%
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(a) (d) (f)
.............. USD 200 $ 199,132
Wireless Telecommunication Services — 0.6%
Sprint LLC
7.13% , 06/15/24 ................. 9,716 9,758,138
7.63% , 02/15/25 ................. 8,830 8,984,402
7.63% , 03/01/26 ................. 1,150 1,201,430
T-Mobile USA, Inc., 3.88%, 04/15/30 ..... 4,519 4,285,375
24,229,345
Total Corporate Bonds — 24 .4%
(Cost: $ 943,477,920 ) ............................. 964,984,813
Floating Rate Loan Interests
Oil, Gas & Consumable Fuels — 0.0%
Ecopetrol SA, Term Loan , (1-mo. CME Term
SOFR + 0.00%), 10.14%
,
09/06/30
(a)
... 850 843,625
Total Floating Rate Loan Interests — 0 .0%
(Cost: $ 843,625 ) ................................ 843,625
Foreign Agency Obligations
Chile — 0.1%
(d)
Banco del Estado de Chile, 2.70%
,
01/09/25 200 193,584
Empresa Nacional del Petroleo, 3.75%
,
08/05/26 ...................... 308 291,793
485,377
Colombia — 0.0%
Ecopetrol SA
4.13% , 01/16/25 ................. 111 108,017
8.88% , 01/13/33 ................. 286 310,042
418,059
Hungary — 0.0%
MFB Magyar Fejlesztesi Bank Zrt., 6.50%
,
06/29/28
(d)
..................... 255 261,979
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(d)
.. 200 188,062
Mexico — 0.1%
Petroleos Mexicanos
4.88% , 01/18/24 ................. 308 306,466
Series 13-2, 7.19% , 09/12/24 ........ MXN 72 403,742
4.25% , 01/15/25 ................. USD 52 50,407
6.88% , 08/04/26 ................. 1,719 1,661,242
6.50% , 03/13/27 ................. 1,638 1,522,316
8.75% , 06/02/29 ................. 209 201,802
5.95% , 01/28/31 ................. 203 161,081
6.70% , 02/16/32 ................. 120 99,300
4,406,356
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 203 152,264
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%
,
07/15/25
(d)
..................... 200 197,544
Poland — 0.0%
Bank Gospodarstwa Krajowego, 6.25%
,
10/31/28
(b)
..................... 200 210,960
Security
Par (000)
Par (000) Value
Supranational — 0.3%
European Union
(d)
2.50% , 10/04/52 ................. EUR 2,860 $ 2,802,360
Series NGEU, 3.00% , 03/04/53 ....... 8,165 8,842,671
11,645,031
Total Foreign Agency Obligations — 0 .5%
(Cost: $ 16,288,624 ) .............................. 17,965,632
Foreign Government Obligations
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ....... USD 400 356,375
Colombia — 0.2%
Republic of Colombia
4.50% , 01/28/26 ................. 286 280,280
7.50% , 08/26/26 ................. COP 13,323,800 3,284,450
3.88% , 04/25/27 ................. USD 200 190,563
5.75% , 11/03/27 ................. COP 4,278,000 976,695
6.00% , 04/28/28 ................. 8,732,700 1,984,047
7.75% , 09/18/30 ................. 5,235,700 1,226,836
3.13% , 04/15/31 ................. USD 399 324,312
8.00% , 04/20/33 ................. 457 498,844
8,766,027
Czech Republic — 0.1%
Czech Republic
5.50% , 12/12/28 ................. CZK 27,300 1,321,155
2.75% , 07/23/29 ................. 34,230 1,451,684
2,772,839
Hungary — 0.0%
Hungary Government Bond, 5.25%
,
06/16/29
(b)
USD 286 287,582
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 200 198,750
Republic of Indonesia
5.50% , 04/15/26 ................. IDR 7,183,000 457,656
8.38% , 09/15/26 ................. 11,934,000 813,065
7.00% , 05/15/27 ................. 32,495,000 2,149,520
4.10% , 04/24/28 ................. USD 400 391,750
2.85% , 02/14/30 ................. 298 268,945
6.75% , 01/15/44
(d)
................ 400 489,875
3.05% , 03/12/51 ................. 2,624 1,998,340
6,767,901
Mexico — 0.8%
United Mexican States
7.50% , 06/03/27 ................. MXN 238 1,328,951
3.75% , 01/11/28 ................. USD 200 192,687
8.50% , 03/01/29 ................. MXN 1,208 6,946,599
8.50% , 05/31/29 ................. 1,961 11,313,197
2.66% , 05/24/31 ................. USD 5,149 4,342,860
6.35% , 02/09/35 ................. 481 503,096
8.50% , 11/18/38 ................. MXN 266 1,496,603
4.50% , 01/31/50 ................. USD 5,805 4,732,889
6.34% , 05/04/53 ................. 200 203,625
31,060,507
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 ................. 1,275 1,175,391
3.16% , 01/23/30 ................. 1,509 1,284,065
6.40% , 02/14/35 ................. 458 446,550
6.85% , 03/28/54 ................. 300 280,125
4.50% , 04/01/56 ................. 2,439 1,635,654
4,821,785

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 ................. USD 338 $ 293,743
1.86% , 12/01/32 ................. 384 300,000
3.55% , 03/10/51 ................. 2,119 1,603,156
2,196,899
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 ................. 3,147 2,963,097
3.20% , 07/06/46 ................. 2,747 2,109,181
5,072,278
Poland — 0.1%
Republic of Poland
2.75% , 10/25/29 ................. PLN 11,925 2,707,132
4.88% , 10/04/33 ................. USD 147 148,580
4.25% , 02/14/43
(d)
................ EUR 131 151,992
5.50% , 04/04/53 ................. USD 152 158,142
3,165,846
Qatar — 0.0%
State of Qatar, 4.63%
,
06/02/46
(d)
........ 1,184 1,129,335
Romania — 0.0%
Romania Government Bond
5.25% , 11/25/27
(b)
................ 140 138,727
2.13% , 03/07/28
(d)
................ EUR 367 366,916
2.88% , 03/11/29
(d)
................ 143 142,713
2.50% , 02/08/30
(d)
................ 151 144,281
2.12% , 07/16/31
(d)
................ 369 323,821
1,116,458
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(g) (h)
... RUB 102,831 351,411
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(d)
................ USD 200 199,937
5.00% , 01/18/53
(b)
................ 332 311,976
3.45% , 02/02/61
(d)
................ 220 154,344
666,257
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 5.95%
,
01/14/31
(b)
..................... 200 206,500
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 ................. 1,813 1,821,807
5.75% , 10/28/34 ................. 292 316,502
5.10% , 06/18/50 ................. 1,369 1,371,615
3,509,924
Total Foreign Government Obligations — 1 .8%
(Cost: $ 76,975,275 ) .............................. 72,247,924
Municipal Bonds
California — 0 .4%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 ................. 1,925 2,437,351
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 ......... 980 1,152,180
Los Angeles Unified School District , Series
2010RY , GO , 6.76% , 07/01/34 ........ 2,505 2,833,255
State of California
Series 2018 , GO , 4.60% , 04/01/38 ..... 4,110 3,951,250
Series 2009 , GO , 7.55% , 04/01/39 ..... 1,300 1,637,430
Security
Par (000)
Par (000) Value
California (continued)
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 ................ USD 425 $ 395,717
12,407,183
Georgia — 0 .0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 ........ 666 762,209
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ................. 4,725 4,672,449
Massachusetts — 0 .0%
Massachusetts Housing Finance Agency ,
Series 2015A , RB, AMT , 4.50% , 12/01/48 100 94,652
New Jersey — 0 .0%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 .............. 665 831,546
New York — 0 .1%
Metropolitan Transportation Authority
Series 2010A , RB , 6.67% , 11/15/39 .... 270 297,253
Series 2010E , RB , 6.81% , 11/15/40 .... 730 812,110
New York City Municipal Water Finance
Authority , Series 2011CC , RB ,
5.88% , 06/15/44 ................. 440 489,950
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 ......... 320 332,434
Port Authority of New York & New Jersey ,
Series 2014-181 , RB , 4.96% , 08/01/46 .. 1,665 1,652,942
3,584,689
Ohio — 0 .0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 .............. 765 1,030,974
Texas — 0 .1%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 .... 1,095 1,189,875
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ................. 1,235 1,328,615
2,518,490
Total Municipal Bonds — 0 .7%
(Cost: $ 28,878,638 ) .............................. 25,902,192
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.6%
A&D Mortgage Trust, Series 2023-NQM5,
Class A1, 7.05%, 11/25/68
(b) (c)
........ 2,111 2,149,622
Angel Oak Mortgage Trust
(b)
Series 2020-3, Class A3, 2.87%, 04/25/65
(a)
466 437,670
Series 2020-4, Class A3, 2.81%, 06/25/65
(a)
171 160,230
Series 2022-2, Class A1, 3.35%, 01/25/67
(a)
86 78,373
Series 2023-7, Class A1, 4.80%, 11/25/67
(c)
2,570 2,494,661
Barclays Mortgage Loan Trust, Series 2022-
NQM1, Class A1, 4.55%, 07/25/52
(b) (c)
... 2,167 2,122,316
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (1-mo. CME Term
SOFR at 0.54% Floor and 11.50% Cap +
0.65%), 6.01%, 02/25/35
(a)
.......... 133 118,941
COLT Mortgage Loan Trust
(a)(b)
Series 2020-2, Class M1, 5.25%, 03/25/65 1,283 1,252,367
Series 2020-3, Class A3, 2.38%, 04/27/65 103 96,512
Cross Mortgage Trust, Series 2023-H2, Class
A1A, 7.13%, 11/25/68
(b) (c)
........... 1,406 1,428,534

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CSMC Trust, Series 2022-NQM3, Class A1B,
4.26%, 03/25/67
(a) (b)
............... USD 1,589 $ 1,475,212
GCAT Trust
(b)
Series 2022-NQM4, Class A1, 5.27%,
08/25/67
(c)
................... 2,156 2,122,768
Series 2023-NQM4, Class A1, 4.25%,
05/25/67
(a)
................... 1,370 1,252,561
GS Mortgage-Backed Securities Trust, Series
2022-NQM1, Class A4, 4.00%, 05/25/62
(a) (b)
141 130,139
HIG RCP LLC, Series 2023-FL1, Class A,
(1-mo. CME Term SOFR at 2.27% Floor +
2.27%), 7.63%, 09/19/38
(a) (b)
......... 1,280 1,274,231
Homeward Opportunities Fund I Trust, Series
2020-2, Class A3, 3.20%, 05/25/65
(a) (b)
.. 1,237 1,175,515
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b) (c)
... 3,113 3,059,749
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A, 2.50%,
12/25/51 .................... 18,236 14,910,857
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 .................... 9,687 8,460,093
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 .................... 4,034 2,607,034
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 .................... 2,085 1,663,326
MFA Trust, Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(a) (b)
............... 295 268,847
Morgan Stanley Residential Mortgage Loan
Trust, Series 2014-1A, Class B3, 6.89%,
06/25/44
(a) (b)
.................... 121 118,749
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. LIBOR USD
at 0.34% Floor and 9.00% Cap + 0.34%),
5.80%, 04/16/36
(a) (b)
............... 1,551 1,477,937
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 6.25%, 11/25/34
(a)
205 194,163
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (b)
. 170 163,690
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 .................... 269 224,209
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 .................... 294 280,330
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 .................... 2,169 2,136,143
Residential Mortgage Loan Trust, Series 2020-
2, Class M1, 3.57%, 05/25/60
(a) (b)
...... 1,680 1,464,685
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (c)
........ 451 451,161
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................ 59 58,080
Verus Securitization Trust
(b)
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
................... 3,000 2,791,934
Series 2020-4, Class A3, 2.32%, 05/25/65
(c)
427 403,626
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 594,652
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(a)
................... 902 876,354
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(a)
................... 1,000 966,548
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a) (b)
.................... 2,000 1,820,899
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a) (b)
........ USD 411 $ 378,571
63,141,289
Commercial Mortgage-Backed Securities — 3.8%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%, 08/10/35 100 91,975
Series 2015-1211, Class D, 4.14%, 08/10/35 1,131 1,015,380
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class B, (1-mo. CME
Term SOFR at 1.33% Floor + 1.38%),
6.74%, 09/15/34 ............... 204 190,230
Series 2017-280P, Class D, (1-mo. CME
Term SOFR at 1.79% Floor + 1.84%),
7.19%, 09/15/34 ............... 640 582,400
Alen Mortgage Trust
(a)(b)
Series 2021-ACEN, Class A, (1-mo. CME
Term SOFR at 1.15% Floor + 1.26%),
6.63%, 04/15/34 ............... 231 207,495
Series 2021-ACEN, Class D, (1-mo. CME
Term SOFR at 3.10% Floor + 3.21%),
8.58%, 04/15/34 ............... 587 356,280
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 650,961
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 332,018
Series 2021-MF3, Class A5, 2.57%,
10/15/54 .................... 297 251,437
AREIT LLC, Series 2022-CRE7, Class A,
(1-mo. CME Term SOFR at 2.24% Floor +
2.24%), 7.60%, 06/17/39
(a) (b)
......... 918 916,572
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.63%, 04/15/35
(a) (b)
.... 174 166,572
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 7.61%, 12/15/36
(a) (b)
.... 2,736 2,374,284
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class AF, (1-mo. CME
Term SOFR at 1.00% Floor + 1.05%),
6.41%, 11/15/33 ............... 1,480 1,306,341
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.91%, 11/15/32 ............... 1,450 1,213,495
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.41%, 11/15/32 ............... 1,490 1,194,953
Series 2018-DSNY, Class B, (1-mo. CME
Term SOFR at 1.40% Floor + 1.45%),
6.81%, 09/15/34 ............... 100 99,363
Series 2018-DSNY, Class C, (1-mo. CME
Term SOFR at 1.60% Floor + 1.65%),
7.01%, 09/15/34 ............... 1,000 993,918
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.00%),
7.36%, 09/15/34 ............... 996 981,137
Banc of America Commercial Mortgage
Trust, Series 2015-UBS7, Class B, 4.34%,
09/15/48
(a)
..................... 34 30,388
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR + 0.59%), 5.79%, 11/25/35 .... 181 166,115
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.92%,
01/25/36 .................... 1,265 1,154,767

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR + 0.46%), 5.82%, 12/25/36 ... USD 275 $ 257,034
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 2,000 1,795,890
Series 2018-TALL, Class A, (1-mo. CME
Term SOFR at 0.87% Floor + 0.92%),
6.28%, 03/15/37
(a) (b)
............. 232 215,180
Series 2018-TALL, Class B, (1-mo. CME
Term SOFR at 1.12% Floor + 1.17%),
6.53%, 03/15/37
(a) (b)
............. 168 147,000
Series 2023-5C23, Class A3, 6.68%,
12/15/56
(a)
................... 988 1,053,666
Series 2023-5C23, Class D, 7.70%,
12/15/56
(a) (b)
.................. 115 98,088
Series 2023-C22, Class A5, 6.80%,
11/15/56
(a)
................... 224 254,572
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................ 636 598,226
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a) (b)
............... 260 222,139
Beast Mortgage Trust, Series 2021-SSCP,
Class A, (1-mo. CME Term SOFR at 0.75%
Floor + 0.86%), 6.23%, 04/15/36
(a) (b)
.... 983 963,882
Benchmark Mortgage Trust, Series 2021-B29,
Class A5, 2.39%, 09/15/54 .......... 461 381,858
BLP Commercial Mortgage Trust, Series 2023-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 7.05%, 03/15/40
(a) (b)
709 704,808
BMO Mortgage Trust, Series 2023-5C2, Class
A3, 7.05%, 11/15/56
(a)
.............. 370 401,003
BOCA Commercial Mortgage Trust, Series
2022-BOCA, Class A, (1-mo. CME Term
SOFR at 1.77% Floor + 1.77%), 7.13%,
05/15/39
(a) (b)
.................... 472 469,295
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 .................... 273 256,305
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,581,741
Series 2013-1515, Class E, 3.72%, 03/10/33 100 86,666
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class A, (1-mo. CME Term
SOFR at 0.92% Floor + 1.03%), 6.40%,
10/15/36
(a)
................... 61 60,659
Series 2019-XL, Class D, (1-mo. CME Term
SOFR at 1.45% Floor + 1.56%), 6.93%,
10/15/36
(a)
................... 3,604 3,581,093
Series 2020-VIV2, Class C, 3.54%,
03/09/44
(a)
................... 1,450 1,238,549
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)
................... 1,157 1,012,396
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,301 2,822,093
Series 2020-VKNG, Class A, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%),
6.41%, 10/15/37
(a)
.............. 66 65,082
Series 2021-VINO, Class D, (1-mo. CME
Term SOFR at 1.47% Floor + 1.47%),
6.83%, 05/15/38
(a)
.............. 2,721 2,652,605
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
................... 914 780,564
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.25%, 06/15/27
(a)
.............. 322 322,202
Series 2023-VLT3, Class A, (1-mo. CME
Term SOFR at 1.94% Floor + 1.94%),
7.30%, 11/15/28
(a)
.............. 360 361,239
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.12%,
12/09/40
(a)
................... USD 1,198 $ 1,198,742
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 41 36,191
Series 2019-OC11, Class D, 3.94%,
12/09/41
(a)
................... 1,832 1,594,509
Series 2021-ARIA, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
6.38%, 10/15/36
(a)
.............. 437 427,125
Series 2021-ARIA, Class D, (1-mo. CME
Term SOFR at 1.90% Floor + 2.01%),
7.37%, 10/15/36
(a)
.............. 1,604 1,527,488
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.28%, 02/15/36
(a)
.............. 295 290,348
Series 2021-LBA, Class AV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.28%, 02/15/36
(a)
.............. 192 189,034
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
8.38%, 06/15/36
(a)
.............. 2,110 1,962,762
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.53%, 08/15/39
(a)
.............. 3,610 3,613,394
Series 2022-GPA, Class B, (1-mo. CME
Term SOFR at 2.66% Floor + 2.66%),
8.03%, 08/15/41
(a)
.............. 93 93,087
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.42%, 08/15/43
(a)
.............. 360 360,338
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.36%, 01/15/39
(a)
.............. 449 441,540
Series 2022-LBA6, Class D, (1-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
7.36%, 01/15/39
(a)
.............. 530 518,694
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
6.21%, 01/15/39
(a)
.............. 300 293,607
Series 2022-VAMF, Class B, (1-mo. CME
Term SOFR at 1.28% Floor + 1.28%),
6.64%, 01/15/39
(a)
.............. 133 129,829
Series 2023-DELC, Class D, (1-mo. CME
Term SOFR at 4.39% Floor + 4.39%),
9.75%, 05/15/38
(a)
.............. 100 100,125
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 .... 210 155,836
Series 2017-GM, Class D, 3.42%, 06/13/39 140 120,464
Series 2021-601L, Class D, 2.78%, 01/15/44 758 466,811
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. CME Term
SOFR at 1.75% Floor + 1.80%), 7.41%,
12/15/37
(a) (b)
.................... 815 805,278
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 6.46%,
05/22/34
(a) (b)
.................... EUR 1,468 1,566,840
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%,
02/10/50 .................... USD 280 259,849
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
................... 446 384,663
Series 2017-CD6, Class B, 3.91%,
11/13/50
(a)
................... 121 99,826

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
7.98%, 09/15/38
(a) (b)
............... USD 1,922 $ 1,931,873
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 105,830
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 578,670
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.52%,
05/10/35
(a) (b)
.................. 245 222,960
Series 2014-GC19, Class C, 5.04%,
03/11/47
(a)
................... 120 115,504
Series 2015-GC27, Class B, 3.77%,
02/10/48 .................... 240 227,811
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
7.95%, 08/15/36 ............... 1,081 1,072,806
Series 2023-2HTL, Class D, (1-mo. CME
Term SOFR at 4.44% Floor + 4.44%),
9.80%, 08/15/36 ............... 935 936,401
Cold Storage Trust, Series 2020-ICE5, Class A,
(1-mo. CME Term SOFR at 0.90% Floor +
1.01%), 6.37%, 11/15/37
(a) (b)
......... 2,065 2,055,516
Commercial Mortgage Trust
Series 2014-UBS2, Class A5, 3.96%,
03/10/47 .................... 34 33,804
Series 2015-CR24, Class B, 4.35%,
08/10/48
(a)
................... 1,232 1,153,964
Series 2015-LC19, Class B, 3.83%,
02/10/48
(a)
................... 104 97,023
Series 2016-667M, Class D, 3.18%,
10/10/36
(a) (b)
.................. 440 346,918
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2019-ICE4, Class A, (1-mo. CME
Term SOFR at 0.98% Floor + 1.03%),
6.39%, 05/15/36 ............... 439 438,916
Series 2019-ICE4, Class B, (1-mo. CME
Term SOFR at 1.23% Floor + 1.28%),
6.64%, 05/15/36 ............... 2,651 2,644,529
Series 2020-NET, Class D, 3.70%, 08/15/37 600 530,069
Series 2021-980M, Class D, 3.54%,
07/15/31 .................... 5,810 4,988,151
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class D, 3.56%, 11/15/48
(a)
1,270 1,057,116
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 480,279
Series 2016-C5, Class C, 4.64%, 11/15/48
(a)
710 652,280
Series 2018-CX12, Class C, 4.72%,
08/15/51
(a)
................... 268 217,697
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
................... 319 253,225
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
................... 2,849 1,788,392
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.78%,
11/10/32
(a)
................... 370 170,132
Series 2017-PFHP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.00%),
6.36%, 12/15/30
(a)
.............. 530 501,482
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 198,778
Series 2021-BHAR, Class A, (1-mo. CME
Term SOFR at 1.15% Floor + 1.26%),
6.63%, 11/15/38
(a)
.............. 558 551,521
Series 2021-BHAR, Class B, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.98%, 11/15/38
(a)
.............. 465 457,378
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.50%, 09/09/24
(a)
.............. USD 1,017 $ 1,027,833
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (1-mo. CME Term SOFR at 0.83% Floor +
1.08%), 6.44%, 06/15/33
(a) (b)
......... 610 519,649
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 .............. 240 227,972
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (1-mo. LIBOR USD + 0.00%),
3.53%, 10/10/34
(a) (b)
............... 360 297,382
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (1-mo. CME
Term SOFR at 1.38% Floor + 1.49%),
6.86%, 07/15/38 ............... 5,218 5,136,005
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.73%, 07/15/38 ............... 1,953 1,918,420
GCT Commercial Mortgage Trust, Series 2021-
GCT, Class C, (1-mo. CME Term SOFR at
1.70% Floor + 1.81%), 7.18%, 02/15/38
(a) (b)
2,060 621,681
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 800 783,463
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.40%,
07/10/48
(a)
................... 316 285,727
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(b)
................... 552 387,058
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 6.36%,
11/15/36
(a) (b)
.................. 749 736,555
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.05%, 11/15/27
(a) (b)
............. 1,650 1,651,150
Series 2022-ECI, Class A, (1-mo. CME Term
SOFR at 2.20% Floor + 2.19%), 7.56%,
08/15/39
(a) (b)
.................. 980 982,406
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
7.45%, 03/15/28
(a) (b)
............. 1,350 1,344,924
GS Mortgage Securities Trust
(a)
Series 2014-GC20, Class B, 4.53%,
04/10/47 .................... 400 388,559
Series 2019-GSA1, Class C, 3.81%,
11/10/52 .................... 60 46,206
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
..................... 1,890 1,640,269
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.61%, 10/15/39
(a) (b)
1,607 1,601,223
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 .................... 440 432,805
Series 2017-APTS, Class DFX, 3.50%,
06/15/34
(a)
................... 730 712,044
INTOWN Mortgage Trust, Series 2022-STAY,
Class A, (1-mo. CME Term SOFR at 2.49%
Floor + 2.49%), 7.85%, 08/15/39
(a) (b)
.... 1,079 1,082,381
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.14%,
12/15/48
(a) (b)
.................... 453 371,507
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class A3, 3.12%,
06/13/52 ...................... 390 344,303
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class AS, 4.42%, 06/15/51 40 36,429

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2015-JP1, Class C, 4.72%,
01/15/49
(a)
................... USD 490 $ 409,274
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.85%, 09/06/38
(a) (b)
.. 644 569,292
Series 2018-AON, Class A, 4.13%,
07/05/31
(b)
................... 413 369,577
Series 2018-PHH, Class A, (1-mo. CME
Term SOFR at 2.41% Floor + 1.26%),
6.62%, 06/15/35
(a) (b)
............. 1,832 1,633,577
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 3.13%),
8.50%, 10/15/33
(a) (b)
............. 1,300 1,051,668
Series 2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.28%, 04/15/38
(a) (b)
............. 87 86,138
Series 2021-MHC, Class D, (1-mo. CME
Term SOFR at 1.70% Floor + 1.81%),
7.18%, 04/15/38
(a) (b)
............. 1,550 1,526,578
Series 2022-CGSS, Class A, (1-mo. CME
Term SOFR at 2.97% Floor + 2.47%),
8.23%, 12/15/36
(a) (b)
............. 1,030 1,032,033
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.54%, 09/15/39
(a) (b)
............. 1,580 1,583,457
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a) (b)
.................. 684 400,140
KSL Commercial Mortgage Trust
(a)(b)
Series 2023-HT, Class A, (1-mo. CME Term
SOFR at 2.29% Floor + 2.29%), 7.64%,
12/15/36 .................... 1,040 1,039,344
Series 2023-HT, Class D, (1-mo. CME Term
SOFR at 4.29% Floor + 4.29%), 9.64%,
12/15/36 .................... 3,891 3,893,383
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
8.05%, 08/15/40
(a) (b)
............... 462 466,434
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a) (b)
............. 300 221,513
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 6.28%, 04/15/38
(a) (b)
105 104,043
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
..................... 694 715,288
Morgan Stanley Bank of America Merrill Lynch
Trust
(a)
Series 2015-C25, Class B, 4.52%, 10/15/48 620 569,522
Series 2015-C25, Class C, 4.52%, 10/15/48 320 267,734
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 3,302 2,940,518
Series 2017-H1, Class C, 4.28%, 06/15/50
(a)
18 14,974
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,360 1,001,043
Series 2018-MP, Class A, 4.28%,
07/11/40
(a) (b)
.................. 3,761 3,284,431
Series 2018-SUN, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.20%),
6.56%, 07/15/35
(a) (b)
............. 300 297,353
MSWF Commercial Mortgage Trust, Series
2023-2, Class A5, 6.01%, 12/15/56
(a)
.... 690 743,126
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-FL1, Class A, (US Prime Rate +
1.00%), 8.50%, 06/15/35
(a)
........ 28 25,414
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 844,752
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 259,141
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
NJ Trust, Series 2023-GSP, Class A, 6.70%,
01/06/29
(a) (b)
.................... USD 490 $ 510,851
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
.............. 324 274,309
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
8.45%, 10/15/28
(a) (b)
............... 652 653,099
RIAL Issuer Ltd., Series 2022-FL8, Class A,
(1-mo. CME Term SOFR at 2.25% Floor +
2.25%), 7.61%, 01/19/37
(a) (b)
......... 1,902 1,871,296
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, (Sterling Overnight
Index Average at 2.10% Floor and 7.10%
Cap + 2.22%), 7.10%, 05/17/29
(a) (b)
..... GBP 248 313,061
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.48%,
09/15/39
(a) (b)
.................... USD 460 368,534
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................ 3,398 2,807,196
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.55%, 05/15/37
(a) (b)
............... 1,831 1,820,075
Taurus UK DAC, Series 2021-UK4A, Class D,
(Sterling Overnight Index Average at 2.10%
Floor + 2.10%), 7.32%, 08/17/31
(a) (b)
.... GBP 726 878,494
THPT Mortgage Trust, Series 2023-THL, Class
A, 6.99%, 12/10/34
(a) (b)
............. USD 337 342,518
TPGI Trust, Series 2021-DGWD, Class D,
(1-mo. CME Term SOFR at 1.50% Floor +
1.61%), 6.98%, 06/15/26
(a) (b)
......... 2,720 2,641,107
TYSN Mortgage Trust, Series 2023-CRNR,
Class A, 6.80%, 12/10/33
(a) (b)
......... 460 478,770
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
...... 1,160 1,006,932
VNDO Trust, Series 2016-350P, Class D,
3.90%, 01/10/35
(a) (b)
............... 710 638,729
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME
Term SOFR at 1.42% Floor + 1.53%),
6.90%, 01/15/59
(a)
.............. 633 624,193
Series 2016-C34, Class A3FL, (1-mo. CME
Term SOFR at 1.12% Floor + 1.15%),
6.52%, 06/15/49
(a) (b)
............. 390 379,689
Series 2018-1745, Class A, 3.75%,
06/15/36
(a) (b)
.................. 110 95,846
Series 2018-C46, Class B, 4.63%, 08/15/51 429 372,527
Series 2018-C48, Class B, 4.90%,
01/15/52
(a)
................... 766 694,086
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,550,660
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,335,726
Series 2020-SDAL, Class D, (1-mo. CME
Term SOFR at 2.09% Floor + 2.20%),
7.57%, 02/15/37
(a) (b)
............. 935 913,666
Series 2021-FCMT, Class D, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.98%, 05/15/31
(a) (b)
............. 1,890 1,745,224
WMRK Commercial Mortgage Trust
(a)(b)
Series 2022-WMRK, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
8.15%, 11/15/27 ............... 1,218 1,217,989
Series 2022-WMRK, Class B, (1-mo. CME
Term SOFR at 3.44% Floor + 3.44%),
8.80%, 11/15/27 ............... 1,015 1,013,719
151,579,315

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(a)
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.15%, 06/05/37
(b)
......... USD 11,000 $ 61,446
BANK
Series 2019-BN20, Class XB, 0.37%,
09/15/62 .................... 8,371 151,845
Series 2021-BN33, Class XA, 1.05%,
05/15/64 .................... 12,235 637,641
Series 2021-BN33, Class XB, 0.48%,
05/15/64 .................... 81,230 2,416,165
Bank of America Merrill Lynch Commercial
Mortgage Trust
Series 2017-BNK3, Class XB, 0.58%,
02/15/50 .................... 4,185 69,030
Series 2017-BNK3, Class XD, 1.24%,
02/15/50
(b)
................... 2,000 66,339
BBCMS Trust, Series 2015-SRCH, Class XA,
0.89%, 08/10/35
(b)
................ 6,578 160,880
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................ 65,905 248,890
Benchmark Mortgage Trust
Series 2019-B9, Class XA, (1-mo. LIBOR
USD + 0.00%), 1.02%, 03/15/52 .... 2,926 113,196
Series 2020-B17, Class XB, (1-mo. LIBOR
USD + 0.00%), 0.53%, 03/15/53 .... 1,560 37,584
Series 2021-B23, Class XA, 1.27%,
02/15/54 .................... 5,749 348,234
Series 2021-B24, Class XA, 1.15%,
03/15/54 .................... 19,356 1,030,926
BMO Mortgage Trust, Series 2023-C5, Class
XA, 0.73%, 06/15/56 .............. 5,826 296,813
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/23
(b)
..................... 19,914 583
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.69%, 05/10/58 ... 2,030 29,251
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)
.. 10,100 464,284
Commercial Mortgage Trust
(b)
Series 2015-3BP, Class XA, 0.06%,
02/10/35 .................... 40,878 31,907
Series 2018-COR3, Class XD, 1.75%,
05/10/51 .................... 770 46,221
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.17%,
11/15/50 .................... 3,170 30,554
Series 2019-C16, Class XA, 1.54%,
06/15/52 .................... 6,655 414,539
Series 2019-C17, Class XA, 1.32%,
09/15/52 .................... 1,988 105,388
Series 2019-C17, Class XB, 0.54%,
09/15/52 .................... 4,040 104,682
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.29%, 04/10/37
(b)
.......... 5,975 85,516
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, (1-mo. LIBOR USD + 0.00%), 1.00%,
06/10/50
(b)
..................... 3,040 85,285
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.81%,
11/10/52 .................... 5,183 191,065
Series 2020-GSA2, Class XA, 1.71%,
12/12/53
(b)
................... 4,052 334,536
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.78%,
09/15/47 ...................... 738 1,439
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 1,800 31,455
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-LC11, Class XB, 0.51%,
04/15/46 .................... USD 4,040 $ 135
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
................... 4,330 71,109
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.15%,
02/15/36
(b)
..................... 2,755 104,628
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.15%,
06/15/50
(b)
................... 3,030 182,337
Series 2019-H6, Class XB, 0.71%, 06/15/52 5,210 168,980
Series 2019-L2, Class XA, 1.00%, 03/15/52 1,995 79,344
MSWF Commercial Mortgage Trust, Series
2023-2, Class XA, 1.14%, 12/15/56 .... 11,510 765,788
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.38%, 05/10/39
(b)
...... 10,700 122,347
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32
(e)
................... 17,050 2
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32 .................... 3,410 8,934
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.46%,
10/15/52 .................... 6,569 403,518
Series 2019-C18, Class XA, 1.01%,
12/15/52 .................... 7,042 277,063
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
................... 1,180 31,357
Series 2019-C50, Class XA, 1.41%,
05/15/52 .................... 11,782 622,737
10,433,973
Total Non-Agency Mortgage-Backed Securities — 5 .7%
(Cost: $ 248,871,600 ) ............................. 225,154,577
Beneficial Interest
(000)
Other Interests
(i)
Capital Markets — 0.0%
(e)(g)(h)
Lehman Brothers Holdings, Capital Trust VII . 1,630 —
Lehman Brothers Holdings, Inc. ......... 14,400 2
Total Other Interests — 0 .0%
(Cost: $ — ) .................................... 2
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Federal National Mortgage Association ,
6.63% , 11/15/30 ................. 1,500 1,726,483
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. , Series
2996 , Class MK , 5.50% , 06/15/35 ...... 2 2,068
Federal National Mortgage Association , Series
2005-29 , Class WB , 4.75% , 04/25/35 ... 12 12,272
14,340

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates ,
Series KJ48 , Class A2 , 5.03% , 10/25/31 . USD 476 $ 480,231
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-K80 , Class B ,
4.23% , 08/25/50
(a) (b)
............... 235 224,431
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2006-M2 , Class
A2A , 5.27% , 10/25/32
(a)
............ 973 970,441
Government National Mortgage
Association , Series 2023-118 , Class BA ,
3.75% , 05/16/65
(a)
................ 287 269,999
1,945,102
Interest Only Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Series 389 , Class C45 , 3.00% , 10/15/52 . 6,434 1,062,753
Series 5052 , Class KI , 4.00% , 12/25/50 .. 281 56,548
Series 5081 , Class AI , 3.50% , 03/25/51 .. 486 85,089
Series 5161 , Class LI , 3.00% , 11/25/51 .. 1,524 196,461
Series 5196 , Class DI , 3.00% , 02/25/52 .. 706 109,167
Federal National Mortgage Association
Series 2021-3 , Class MI , 3.50% , 02/25/51 764 133,202
Series 2021-31 , Class IB , 4.00% , 06/25/51 803 155,975
Series 2023-39 , 3.00% , 10/25/52 ...... 3,203 516,269
Series 427 , Class C85 , 3.50% , 08/25/49 . 801 142,010
Series 428 , Class C16 , 3.00% , 03/25/50 . 2,696 460,361
Series 437 , Class C11 , 3.00% , 07/25/52 . 4,089 665,410
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 2,557 389,471
Series 2021-78 , Class IP , 3.00% , 05/20/51 2,687 396,672
Series 2021-83 , Class PI , 3.00% , 05/20/51 2,036 314,563
Series 2021-97 , Class LI , 3.00% , 08/20/50 3,008 456,726
Series 2022-78 , Class D , 3.00% , 08/20/51 1,733 267,037
Series 2022-85 , Class IK , 3.00% , 05/20/51 1,692 254,413
5,662,127
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K120 , Class X1 , 1.04% , 10/25/30 . 40,986 2,200,483
Series K121 , Class X1 , 1.02% , 10/25/30 . 3,054 162,924
Series KL05 , Class X1P , 0.89% , 06/25/29 13,486 568,981
Series KL06 , Class XFX , 1.36% , 12/25/29 1,480 81,416
Government National Mortgage Association
Variable Rate Notes
Series 2013-30 , 0.52% , 09/16/53 ...... 643 9,111
Series 2015-37 , 0.62% , 10/16/56 ...... 122 3,106
Series 2015-48 , 0.92% , 02/16/50 ...... 76 1,314
Series 2016-96 , 0.77% , 12/16/57 ...... 754 27,272
3,054,607
Mortgage-Backed Securities — 40.5%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 .......... 2,487 2,357,109
3.00% , 09/01/27 - 12/01/46 .......... 3,201 3,019,145
3.50% , 04/01/42 - 01/01/48 .......... 3,754 3,549,413
4.00% , 08/01/40 - 12/01/45 .......... 1,448 1,410,813
4.50% , 02/01/39 - 04/01/49 .......... 11,522 11,428,028
5.00% , 07/01/35 - 11/01/48 .......... 1,722 1,750,265
5.50% , 05/01/36 - 06/01/41 .......... 1,086 1,119,943
6.00% , 11/01/29 - 12/01/32 .......... 2 2,162
Federal National Mortgage Association
4.00% , 01/01/41 ................. 72 69,013
7.00% , 06/01/32 ................. 6 6,598
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 .......... USD 26,880 $ 22,766,745
2.00% , 01/15/54
(j)
................ 25,801 21,843,252
2.50% , 04/20/51 - 01/20/53 .......... 31,291 27,366,514
2.50% , 01/15/54
(j)
................ 22,130 19,356,544
3.00% , 12/20/44 - 01/20/52 .......... 22,169 20,110,932
3.00% , 01/15/54
(j)
................ 17,159 15,534,024
3.50% , 01/15/42 - 04/20/48 .......... 7,887 7,450,872
3.50% , 01/15/54
(j)
................ 21,136 19,682,900
4.00% , 04/20/39 - 05/20/50 .......... 7,967 7,713,972
4.00% , 01/15/54
(j)
................ 12,086 11,538,383
4.50% , 12/20/39 - 04/20/50 .......... 5,728 5,667,548
4.50% , 01/15/54
(j)
................ 11,433 11,157,922
5.00% , 12/15/38 - 07/20/41 .......... 1,961 1,991,006
5.00% , 01/15/54
(j)
................ 13,974 13,875,763
5.50% , 03/15/32 - 11/15/33 .......... 2 1,655
5.50% , 01/15/54
(j)
................ 12,901 12,993,758
6.00% , 12/15/36 ................. 38 38,598
6.00% , 01/15/54
(j)
................ 10,488 10,663,756
6.50% , 01/15/54
(j)
................ 6,876 7,038,499
7.50% , 11/15/29 ................. —
(k)
250
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 03/01/51 .......... 55,549 45,974,051
1.50% , 01/25/39 - 01/25/54
(j)
......... 4,562 3,736,967
2.00% , 10/01/31 - 03/01/52 .......... 227,649 190,585,340
2.00% , 01/25/39 - 01/25/54
(j)
......... 47,111 39,285,768
2.50% , 09/01/27 - 04/01/52 .......... 178,980 155,484,443
2.50% , 01/25/39 - 01/25/54
(j)
......... 8,691 7,640,760
3.00% , 04/01/28 - 08/01/52 .......... 79,978 72,660,274
3.00% , 01/25/39 - 01/25/54
(j)
......... 41,973 37,157,546
3.50% , 08/01/27 - 01/01/51 .......... 55,151 51,616,166
3.50% , 01/25/54
(j)
................ 60,655 55,641,884
4.00% , 08/01/33 - 06/01/52 .......... 92,520 89,084,970
4.00% , 01/25/39
(j)
................ 35 34,338
4.50% , 02/01/25 - 08/01/52 .......... 34,815 34,388,485
4.50% , 01/25/39 - 01/25/54
(j)
......... 75,481 73,239,373
5.00% , 03/01/30 - 04/01/53 .......... 23,689 23,618,055
5.00% , 01/25/54
(j)
................ 105,701 104,569,359
5.50% , 12/01/31 - 08/01/53 .......... 22,305 22,489,591
5.50% , 01/25/54
(j)
................ 145,291 145,904,111
6.00% , 07/01/29 - 08/01/53 .......... 28,189 28,734,920
6.00% , 01/25/54
(j)
................ 66,908 67,932,892
6.50% , 05/01/40 - 11/01/53 .......... 7,135 7,342,380
6.50% , 01/25/54
(j)
................ 15,377 15,757,528
7.00% , 01/25/54 - 02/25/54
(j)
......... 61,865 63,800,429
1,598,185,012
Total U.S. Government Sponsored Agency Securities — 40 .8%
(Cost: $ 1,663,889,204 ) ........................... 1,610,587,671
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 11/15/40 .......... 4,474 4,579,352
4.50% , 08/15/39 ................. 19,132 20,245,119
4.38% , 11/15/39 - 05/15/41 .......... 13,253 13,746,065
4.63% , 02/15/40 ................. 2,710 2,901,817
1.13% , 05/15/40 - 08/15/40 .......... 27,332 17,529,848
3.88% , 08/15/40 - 02/15/43 .......... 5,504 5,305,201
1.38% , 11/15/40 - 08/15/50 .......... 25,986 15,932,102
4.75% , 02/15/41 ................. 2,804 3,030,956
4.00% , 11/15/42 - 11/15/52 .......... 17,297 16,944,365
3.13% , 02/15/43 - 08/15/44 .......... 15,468 13,151,805
2.88% , 05/15/43 - 11/15/46 .......... 13,320 10,802,626
3.63% , 08/15/43 - 05/15/53 .......... 37,443 34,524,261
3.75% , 11/15/43 ................. 15,844 14,806,713

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.50% , 02/15/45 ................. USD 36,899 $ 27,940,903
3.00% , 05/15/47 - 08/15/52 .......... 61,586 50,221,651
2.75% , 11/15/47 ................. 35,670 27,764,079
3.00% , 02/15/48
(l)
................ 42,206 34,392,944
2.25% , 08/15/49 - 02/15/52 .......... 19,517 13,601,191
1.63% , 11/15/50 ................. 8,630 5,141,592
1.88% , 02/15/51 - 11/15/51 .......... 14,060 8,898,127
2.38% , 05/15/51 ................. 13,354 9,529,188
2.00% , 08/15/51 ................. 5,000 3,265,039
U.S. Treasury Inflation Linked Bonds ,
1.50% , 02/15/53 ................. 4,803 4,348,775
U.S. Treasury Inflation Linked Notes ,
1.38% , 07/15/33 ................. 46,438 45,018,034
U.S. Treasury Notes
1.50% , 10/31/24 ................. 59,907 58,282,667
1.75% , 12/31/24 ................. 59,907 58,138,614
1.50% , 02/15/25 - 02/15/30 .......... 66,299 62,401,808
2.00% , 02/15/25 - 11/15/26 .......... 39,697 37,940,409
2.63% , 04/15/25 - 02/15/29 .......... 25,518 24,615,561
0.38% , 04/30/25 - 09/30/27 .......... 31,280 29,002,976
2.13% , 05/15/25 ................. 14,360 13,901,714
2.88% , 06/15/25 - 05/15/32 .......... 37,378 36,481,197
0.25% , 06/30/25 - 07/31/25 .......... 26,118 24,483,115
4.00% , 12/15/25 - 02/29/28 .......... 81,242 81,325,197
0.50% , 02/28/26 - 08/31/27 .......... 72,619 65,126,588
0.75% , 05/31/26 ................. 10,210 9,424,707
0.88% , 06/30/26 ................. 18,120 16,756,045
0.63% , 07/31/26 ................. 5,607 5,135,881
4.38% , 08/15/26 ................. 40,000 40,268,750
1.63% , 11/30/26 - 05/15/31 .......... 29,588 26,241,439
2.38% , 05/15/27 - 05/15/29 .......... 20,263 18,984,378
2.25% , 08/15/27
(l)
................ 45,063 42,500,042
3.88% , 11/30/27 - 12/31/29 .......... 103,619 103,414,332
3.13% , 11/15/28 ................. 5,507 5,319,848
4.00% , 10/31/29
(l)
................ 21,568 21,667,956
3.75% , 05/31/30 ................. 36,400 36,077,234
4.13% , 08/31/30 ................. 20,800 21,060,610
1.25% , 08/15/31 ................. 34,520 28,563,952
2.75% , 08/15/32
(l)
................ 53,919 49,378,192
4.50% , 11/15/33 ................. 25,090 26,340,580
Total U.S. Treasury Obligations — 34 .1%
(Cost: $ 1,434,539,692 ) ........................... 1,346,455,545
Total Long-Term Investments — 115.8%
(Cost: $ 4,725,202,210 ) ........................... 4,571,874,921
Short-Term Securities
Foreign Government Obligations — 0.1%
Mexico — 0.1%
United Mexican States Treasury Bills, 12.89%
,
11/28/24
(m)
..................... MXN 8,526 4,551,953
Total Foreign Government Obligations — 0 .1%
(Cost: $ 4,270,040 ) .............................. 4,551,953
Security
Shares
Shares Value
Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.26%
(n) (o)
................. 102,645,163 $ 102,645,163
Total Money Market Funds — 2 .6%
(Cost: $ 102,645,163 ) ............................. 102,645,163
Total Short-Term Securities — 2.7%
(Cost: $ 106,915,203 ) ............................. 107,197,116
Total Options Purchased — 0 .1%
( Cost: $ 4,001,557 ) .............................. 4,922,805
Total Investments Before Options Written and TBA Sale
Commitments — 118 .6%
(Cost: $ 4,836,118,970 ) ........................... 4,683,994,842
Total Options Written — ( 0 .3 ) %
(Premium Received — $ (13,786,179) ) ................. (15,061,866)
Par (000)
Pa r (000)
TBA Sale Commitments
(j)
Mortgage-Backed Securities — ( 7 .1 ) %
Government National Mortgage Association ,
6.00% , 01/15/54 ................. USD (939) (954,736)
Uniform Mortgage-Backed Securities
2.00% , 01/25/39 - 01/25/54 .......... (167) (146,927)
3.50% , 01/25/39 - 01/25/54 .......... (4,744) (4,405,149)
4.00% , 01/25/39 - 01/25/54 .......... (35,002) (33,110,717)
2.50% , 01/25/54 ................. (26) (22,116)
3.00% , 01/25/54 ................. (17,073) (15,100,935)
4.50% , 01/25/54 ................. (8,996) (8,720,086)
5.00% , 01/25/54 ................. (63,910) (63,225,964)
5.50% , 01/25/54 ................. (21,300) (21,389,859)
6.00% , 01/25/54 ................. (71,720) (72,818,373)
6.50% , 01/25/54 ................. (53,184) (54,498,955)
7.00% , 01/25/54 ................. (5,300) (5,466,660)
Total TBA Sale Commitments — ( 7 .1 ) %
(Proceeds: $ (277,840,143) ) ........................ (279,860,477)
Total Investments Net of Options Written and TBA Sale
Commitments — 111 .2%
(Cost: $ 4,544,492,648 ) ........................... 4,389,072,499
Liabilities in Excess of Other Assets — (11.2) % ........... (440,900,569)
Net Assets — 100.0% ..............................
$ 3,948,171,930
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Perpetual security with no stated maturity date.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Non-income producing security.
(i)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)
Represents or includes a TBA transaction.
(k)
Rounds to less than 1,000.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(m)
Rates are discount rates or a range of discount rates as of period end.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 249,439,430 $ — $ (146,794,267)
(a)
$ — $ — $ 102,645,163 102,645,163 $ 1,720,697 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Australia 10-Year Bond ...................................................... 157 03/15/24 $ 12,482 $ 346,201
U.S. Treasury Long Bond ..................................................... 431 03/19/24 53,848 894,688
U.S. Treasury 5-Year Note .................................................... 1,396 03/28/24 151,848 1,629,041
3-mo. SOFR ............................................................. 710 06/18/24 168,643 346,760
3-mo. SONIA Index ......................................................... 48 03/18/25 14,743 18,794
3,235,484
Short Contracts
Euro-Buxl ............................................................... 100 03/07/24 15,645 (999,883)
Japan 10-Year Bond ........................................................ 2 03/13/24 2,081 (21,152)
Canada 10-Year Bond ....................................................... 579 03/19/24 54,262 (2,569,535)
U.S. Treasury 10-Year Note ................................................... 87 03/19/24 9,821 (20,639)
U.S. Treasury 10-Year Ultra Note ............................................... 446 03/19/24 52,635 (271,086)
U.S. Treasury Ultra Bond ..................................................... 66 03/19/24 8,817 (287,805)
U.S. Treasury 2-Year Note .................................................... 2,050 03/28/24 422,124 (782,154)
3-mo. SOFR ............................................................. 30 09/17/24 7,161 (38,308)
3-mo. SOFR ............................................................. 1,500 12/17/24 359,606 (1,561,230)
3-mo. SOFR ............................................................. 770 06/17/25 185,897 (894,399)
(7,446,191)
$ (4,210,707)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 1,433,818 USD 290,000 Barclays Bank plc 01/03/24 $ 5,170
BRL 3,493,470 USD 710,000 Goldman Sachs International 01/03/24 9,176
BRL 7,370,820 USD 1,500,000 JPMorgan Chase Bank NA 01/03/24 17,379
AUD 1,740,000 USD 1,171,349 Royal Bank of Canada 01/18/24 14,987
AUD 880,000 USD 572,378 Standard Chartered Bank 01/18/24 27,608
CAD 788,516 USD 590,000 Bank of America NA 01/18/24 5,219
CAD 554,385 USD 410,000 HSBC Bank plc 01/18/24 8,483
CLP 516,314,400 USD 560,000 Barclays Bank plc 01/18/24 25,553
COP 1,694,994,000 USD 420,000 Barclays Bank plc 01/18/24 15,976
COP 1,739,839,200 USD 440,000 Royal Bank of Canada 01/18/24 7,511
EUR 130,000 USD 140,158 Barclays Bank plc 01/18/24 3,445
EUR 400,000 USD 429,283 BNP Paribas SA 01/18/24 12,574
EUR 1,200,000 USD 1,313,209 Citibank NA 01/18/24 12,359
HUF 176,086,350 USD 500,000 Bank of New York Mellon 01/18/24 6,439
HUF 241,871,308 USD 680,000 BNP Paribas SA 01/18/24 15,643
IDR 14,275,364,000 USD 920,000 Barclays Bank plc 01/18/24 7,370
IDR 8,798,300,000 USD 560,000 Toronto Dominion Bank 01/18/24 11,564
INR 35,869,525 USD 430,000 Bank of America NA 01/18/24 662
JPY 62,298,348 USD 430,000 Bank of New York Mellon 01/18/24 12,900
JPY 128,768,922 USD 900,000 Deutsche Bank AG 01/18/24 15,461
KRW 557,813,200 USD 430,000 Bank of America NA 01/18/24 647
KRW 1,551,719,659 USD 1,190,000 Bank of New York Mellon 01/18/24 7,971
MXN 15,327,320 USD 890,000 Canadian Imperial Bank of Commerce 01/18/24 10,285
MXN 7,546,221 USD 430,000 JPMorgan Chase Bank NA 01/18/24 13,244
MXN 7,387,963 USD 420,000 Morgan Stanley & Co. International plc 01/18/24 13,949
MXN 36,063,022 USD 2,057,485 UBS AG 01/18/24 60,758
MYR 5,547,550 USD 1,190,000 Barclays Bank plc 01/18/24 21,040
NOK 4,730,770 USD 430,000 JPMorgan Chase Bank NA 01/18/24 35,818
PLN 1,829,852 USD 460,000 Bank of New York Mellon 01/18/24 4,958
PLN 2,355,628 USD 580,000 Barclays Bank plc 01/18/24 18,556
PLN 2,282,747 USD 570,000 UBS AG 01/18/24 10,037

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
THB 32,456,070 USD 930,000 Goldman Sachs International 01/18/24 $ 22,190
THB 30,425,750 USD 850,000 JPMorgan Chase Bank NA 01/18/24 42,625
USD 560,000 CLP 488,572,000 Barclays Bank plc 01/18/24 5,910
ZAR 13,788,262 USD 750,000 Bank of America NA 01/18/24 2,762
ZAR 13,159,484 USD 700,000 Deutsche Bank AG 01/18/24 18,435
ZAR 7,739,423 USD 420,000 State Street Bank and Trust Co. 01/18/24 2,529
IDR 20,596,069,746 USD 1,326,211 Citibank NA 01/31/24 11,709
BRL 10,812,978 USD 2,210,000 Morgan Stanley & Co. International plc 02/02/24 12,126
CZK 7,584,013 USD 323,711 BNP Paribas SA 03/04/24 14,821
IDR 6,272,008,556 USD 402,979 Citibank NA 03/20/24 4,344
570,193
USD 290,000 BRL 1,437,858 Barclays Bank plc 01/03/24 (6,002)
USD 2,210,000 BRL 10,767,120 Morgan Stanley & Co. International plc 01/03/24 (6,551)
USD 410,000 TWD 13,190,930 Morgan Stanley & Co. International plc 01/17/24 (23,174)
CLP 373,287,300 USD 430,000 Barclays Bank plc 01/18/24 (6,654)
CLP 382,760,400 USD 440,000 Citibank NA 01/18/24 (5,911)
INR 38,311,606 USD 460,000 Royal Bank of Canada 01/18/24 (18)
USD 410,000 CAD 565,026 Deutsche Bank AG 01/18/24 (16,515)
USD 430,000 CLP 381,187,604 UBS AG 01/18/24 (2,306)
USD 430,000 CNY 3,087,286 HSBC Bank plc 01/18/24 (3,739)
USD 460,000 CNY 3,283,942 JPMorgan Chase Bank NA 01/18/24 (1,368)
USD 420,000 COP 1,704,360,000 Barclays Bank plc 01/18/24 (18,385)
USD 758,330 COP 3,087,352,627 JPMorgan Chase Bank NA 01/18/24 (35,780)
USD 460,000 CZK 10,305,642 Bank of New York Mellon 01/18/24 (589)
USD 420,000 CZK 9,479,255 State Street Bank and Trust Co. 01/18/24 (3,655)
USD 571,665 EUR 530,000 BNP Paribas SA 01/18/24 (13,794)
USD 867,695 EUR 800,000 Credit Agricole Corporate & Investment Bank SA 01/18/24 (16,017)
USD 1,022,975 GBP 810,000 Standard Chartered Bank 01/18/24 (9,582)
USD 1,265,853 IDR 19,681,484,240 Deutsche Bank AG 01/18/24 (12,715)
USD 1,436,491 IDR 22,274,959,640 HSBC Bank plc 01/18/24 (10,558)
USD 712,558 IDR 11,009,378,720 Natwest Markets plc 01/18/24 (2,644)
USD 430,000 KRW 566,387,400 Barclays Bank plc 01/18/24 (7,267)
USD 420,000 MXN 7,312,118 Bank of America NA 01/18/24 (9,494)
USD 2,029,190 MXN 35,495,801 Barclays Bank plc 01/18/24 (55,736)
USD 9,963,115 MXN 179,473,549 Citibank NA 01/18/24 (578,670)
USD 546,674 MXN 9,525,910 UBS AG 01/18/24 (12,852)
USD 430,000 NOK 4,452,360 Bank of America NA 01/18/24 (8,404)
USD 1,794,208 PLN 7,428,511 BNP Paribas SA 01/18/24 (93,348)
USD 1,378,920 PLN 5,554,033 Deutsche Bank AG 01/18/24 (32,338)
USD 780,000 TWD 24,316,032 Citibank NA 01/18/24 (18,641)
USD 690,000 ZAR 12,975,793 Bank of America NA 01/18/24 (18,406)
USD 1,335,326 IDR 20,596,069,746 Citibank NA 01/31/24 (2,594)
USD 1,427,367 CZK 32,288,944 BNP Paribas SA 03/04/24 (13,932)
USD 1,659,551 CZK 37,856,014 HSBC Bank plc 03/04/24 (30,247)
USD 53,930 EUR 49,941 Barclays Bank plc 03/14/24 (1,360)
USD 705,618 EUR 653,211 Deutsche Bank AG 03/14/24 (17,562)
USD 788,402 CAD 1,054,000 Deutsche Bank AG 03/20/24 (7,883)
USD 2,982,791 COP 12,163,820,233 Goldman Sachs International 03/20/24 (107,574)
USD 551,131 COP 2,247,513,160 JPMorgan Chase Bank NA 03/20/24 (19,877)
USD 2,981,146 COP 12,163,820,233 Toronto Dominion Bank 03/20/24 (109,219)
USD 16,344,507 EUR 14,895,000 UBS AG 03/20/24 (150,077)
USD 5,051 JPY 720,000 Deutsche Bank AG 03/21/24 (119)
USD 157,494 JPY 22,180,000 State Street Bank and Trust Co. 03/21/24 (1,757)
(1,493,314)
$ (923,121)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 3,890 03/15/24 USD 94.94 USD 972,500 $ 1,580,313
Put
U.S. Treasury 2-Year Note ..................... 57 01/26/24 USD 102.50 USD 11,400 12,469
U.S. Treasury 2-Year Note ..................... 75 02/23/24 USD 102.50 USD 15,000 30,468
42,937
$ 1,623,250
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.24% Semi-Annual Citibank NA 03/26/24 4 .24 % USD 77,432 $ 2,843,985
Put
10-Year Interest Rate Swap
(a)
2.83% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/12/24 2 .83 EUR 58,079 348,062
5-Year Interest Rate Swap
(a)
. 4.24% Semi-Annual 1-day SOFR Annual Citibank NA 03/26/24 4 .24 USD 77,432 107,508
455,570
$ 3,299,555
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 2-Year Note ...................... 38 02/23/24 USD 104.50 USD 7,600 $ (4,750)
3-mo. SOFR Interest Futures ..................... 1,945 03/15/24 USD 96.50 USD 486,250 (1,641,093)
(1,645,843)
Put
U.S. Treasury 2-Year Note ...................... 113 01/26/24 USD 102.00 USD 22,600 (5,297)
U.S. Treasury 2-Year Note ...................... 75 02/23/24 USD 102.00 USD 15,000 (11,719)
(17,016)
$ (1,662,859)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.96% Semi-Annual 1-day SOFR Annual Barclays Bank plc 03/14/24 3 .96 % USD 77,433 $ (1,946,698)
5-Year Interest Rate Swap
(a)
. 3.75% Annual 1-day SOFR Annual Citibank NA 06/12/24 3 .75 USD 193,583 (4,970,648)
5-Year Interest Rate Swap
(a)
. 3.90% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/14/24 3 .90 USD 53,459 (1,981,897)
10-Year Interest Rate Swap
(a)
4.48% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/20/25 4 .48 USD 2,001 (209,722)
10-Year Interest Rate Swap
(a)
4.54% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/20/25 4 .54 USD 1,000 (108,486)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/17/25 3 .96 % USD 1,530 $ (112,522)
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual Bank of America NA 11/17/25 4 .00 USD 2,712 (206,119)
10-Year Interest Rate Swap
(a)
3.97% Semi-Annual 1-day SOFR Annual Citibank NA 11/20/25 3 .97 USD 2,282 (169,090)
10-Year Interest Rate Swap
(a)
3.90% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 11/24/25 3 .90 USD 1,131 (79,666)
10-Year Interest Rate Swap
(a)
3.84% Semi-Annual 1-day SOFR Annual Bank of America NA 11/28/25 3 .84 USD 1,646 (110,910)
10-Year Interest Rate Swap
(a)
3.87% Semi-Annual 1-day SOFR Annual Bank of America NA 11/28/25 3 .87 USD 1,131 (78,048)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Citibank NA 11/28/25 3 .96 USD 1,952 (143,808)
10-Year Interest Rate Swap
(a)
3.67% Annual 1-day SOFR Annual Deutsche Bank AG 12/05/25 3 .67 USD 1,098 (65,949)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Bank of America NA 12/11/25 3 .71 USD 2,545 (158,658)
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/15/25 3 .40 USD 1,272 (60,676)
10-Year Interest Rate Swap
(a)
4.17% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/28/26 4 .17 USD 1,621 (141,956)
(10,544,853)
Put
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.23% Annual
JPMorgan Chase
Bank NA 03/12/24 3 .23 EUR 58,079 (102,691)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.96% Semi-Annual Barclays Bank plc 03/14/24 3 .96 USD 77,433 (209,535)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.75% Annual Citibank NA 06/12/24 3 .75 USD 193,583 (1,449,479)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Semi-Annual Deutsche Bank AG 11/14/24 3 .90 USD 53,459 (471,464)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.48% Semi-Annual
JPMorgan Chase
Bank NA 10/20/25 4 .48 USD 2,001 (33,589)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.54% Semi-Annual
JPMorgan Chase
Bank NA 10/20/25 4 .54 USD 1,000 (15,995)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Deutsche Bank AG 11/17/25 3 .96 USD 1,530 (41,607)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual Bank of America NA 11/17/25 4 .00 USD 2,712 (71,062)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.97% Semi-Annual Citibank NA 11/20/25 3 .97 USD 2,282 (61,825)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.90% Semi-Annual
Morgan Stanley & Co.
International plc 11/24/25 3 .90 USD 1,131 (32,563)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.84% Semi-Annual Bank of America NA 11/28/25 3 .84 USD 1,646 (49,890)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Semi-Annual Bank of America NA 11/28/25 3 .87 USD 1,131 (33,446)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Citibank NA 11/28/25 3 .96 USD 1,952 (53,681)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.67% Annual Deutsche Bank AG 12/05/25 3 .67 USD 1,098 (38,191)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Bank of America NA 12/11/25 3 .71 USD 2,545 (85,787)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.40% Annual
Morgan Stanley & Co.
International plc 12/15/25 3 .40 USD 1,272 (55,257)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.17% Semi-Annual
JPMorgan Chase
Bank NA 09/28/26 4 .17 USD 1,621 (48,092)
(2,854,154)
$ (13,399,007)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
11.25% Monthly 28-day MXIBTIIE Monthly N/A 11/07/24 MXN 142,084 $ (19,504) $ — $ (19,504)
10.95% Monthly 28-day MXIBTIIE Monthly N/A 12/03/24 MXN 141,026 (2,572) — (2,572)
6-mo. EURIBOR Semi-Annual 3.53% Annual N/A 11/08/25 EUR 33,584 393,393 — 393,393
6-mo. EURIBOR Semi-Annual 3.54% Annual N/A 11/08/25 EUR 33,584 398,041 — 398,041
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 7,971 (5,970) — (5,970)
4.10% Annual 6-mo. PRIBOR Semi-Annual 03/20/24
(a)
03/20/26 CZK 43,800 (7,883) — (7,883)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. CD_KSDA Quarterly 3.19% Quarterly N/A 09/20/26 KRW 1,490,857 $ 1,961 $ — $ 1,961
3-mo. CD_KSDA Quarterly 3.33% Quarterly N/A 09/20/26 KRW 1,510,279 6,413 — 6,413
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 1,510,506 8,045 — 8,045
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 1,510,506 7,968 — 7,968
6-mo. EURIBOR Semi-Annual 3.15% Annual N/A 07/21/28 EUR 1,877 54,810 — 54,810
28-day MXIBTIIE Monthly 9.69% Monthly N/A 10/25/28 MXN 31,779 80,395 — 80,395
28-day MXIBTIIE Monthly 8.95% Monthly N/A 11/08/28 MXN 31,333 24,443 — 24,443
3.16% Annual 6-mo. EURIBOR Semi-Annual N/A 11/08/28 EUR 28,020 (958,806) — (958,806)
3.16% Annual 6-mo. EURIBOR Semi-Annual N/A 11/08/28 EUR 28,020 (969,655) — (969,655)
1-day SOFR Annual 3.33% Annual 06/17/24
(a)
06/17/29 USD 15,549 (6,928) — (6,928)
1-day SOFR Annual 3.36% Annual 06/17/24
(a)
06/17/29 USD 11,662 11,498 — 11,498
1-day SOFR Annual 3.41% Annual 06/17/24
(a)
06/17/29 USD 23,324 70,468 — 70,468
1-day SOFR Annual 3.42% Annual 06/17/24
(a)
06/17/29 USD 8,746 32,881 — 32,881
1-day SOFR Annual 3.44% Annual 06/17/24
(a)
06/17/29 USD 11,662 51,406 — 51,406
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/15/33 CAD 11,618 333,722 — 333,722
1-day
REPO_CORRA Semi-Annual 4.00% Semi-Annual N/A 09/21/33 CAD 3,135 177,245 — 177,245
6-mo. EURIBOR Semi-Annual 3.22% Annual N/A 11/08/33 EUR 7,588 516,447 — 516,447
6-mo. EURIBOR Semi-Annual 3.22% Annual N/A 11/08/33 EUR 7,588 522,392 — 522,392
3.40% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/15/53 CAD 5,164 (326,261) — (326,261)
3.72% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 09/21/53 CAD 1,370 (148,721) — (148,721)
$ 245,228 $ — $ 245,228
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.51% At Termination 12/15/53 EUR 3,020 $ 71,738 $ — $ 71,738
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1 .00 % Quarterly JPMorgan Chase Bank NA 12/20/28 USD 1,439 $ (35,102) $ (27,032) $ (8,070)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Bank of America NA 12/20/28 USD 1,782 (49,609) (40,572) (9,037)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 2,233 (62,168) (44,937) (17,231)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Goldman Sachs International 12/20/28 USD 4,060 (113,030) (97,781) (15,249)
American Express Co. ...... 1 .00 Quarterly Citibank NA 12/20/28 USD 4,059 (110,115) (86,637) (23,478)
Dominion Energy, Inc. ....... 1 .00 Quarterly Bank of America NA 12/20/28 USD 1,782 (35,428) (28,687) (6,741)
Dominion Energy, Inc. ....... 1 .00 Quarterly Bank of America NA 12/20/28 USD 933 (18,545) (14,251) (4,294)
Dominion Energy, Inc. ....... 1 .00 Quarterly Barclays Bank plc 12/20/28 USD 450 (8,942) (7,030) (1,912)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Dominion Energy, Inc. ....... 1 .00 % Quarterly Citibank NA 12/20/28 USD 886 $ (17,607) $ (13,145) $ (4,462)
United Mexican States ...... 1 .00 Quarterly Barclays Bank plc 12/20/28 USD 2,026 (11,228) 15,884 (27,112)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 853 (470) 8,889 (9,359)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 18 (10) 201 (211)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 76,771 13,486 63,285
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 50,251 14,430 35,821
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 1 — (102) 102
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 3 — (1,226) 1,226
$ – $ – $ –
$ (335,232) $ (308,510) $ (26,722)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 197 $ (34,372) $ (18,247) $ (16,125)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 531 (92,648) (55,466) (37,182)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 35 (8,382) (2,621) (5,761)
CMBX.NA.14.BBB- .... 3 .00 Monthly
Goldman Sachs
International 12/16/72 BBB- USD 225 (44,250) (37,248) (7,002)
$ (179,652) $ (113,582) $ (66,070)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.62% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/02/24 BRL 54,636 $ 226 $ — $ 226
1-day
BZDIOVER At Termination 11.07% At Termination Barclays Bank plc 01/02/25 BRL 16,312 25,354 — 25,354
1-day
BZDIOVER At Termination 11.87% At Termination Bank of America NA 01/02/25 BRL 9,940 22,815 — 22,815
10.18% At Termination 1-day IBR At Termination Citibank NA 06/20/25 COP 8,425,370 (7,461) — (7,461)
8.62% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 11/05/25 COP 13,237,519 (39,077) — (39,077)
1-day
BZDIOVER At Termination 10.11% At Termination
Goldman Sachs
International 01/02/26 BRL 3,936 2,040 — 2,040
1-day
BZDIOVER At Termination 10.58% At Termination Citibank NA 01/02/26 BRL 16,878 59,568 — 59,568
1-day
BZDIOVER At Termination 11.75% At Termination Citibank NA 01/02/26 BRL 9,504 68,588 — 68,588
1-day
BZDIOVER At Termination 11.80% At Termination Citibank NA 01/02/26 BRL 9,303 70,207 — 70,207
1-day
BZDIOVER At Termination 9.98% At Termination HSBC Bank plc 01/02/26 BRL 12,528 (369) — (369)
1-day
BZDIOVER At Termination 10.35% At Termination Citibank NA 01/04/27 BRL 11,784 44,049 — 44,049
$ 245,940 $ — $ 245,940

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day IBR ........................................... Colombian Reference Banking Indicator 12 .05
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5 .06
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11 .50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3 .83
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .86
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 6 .43
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .72
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 307,482,915 $ 250,025 $ 307,732,940
Corporate Bonds ........................................ — 964,984,813 — 964,984,813
Floating Rate Loan Interests ................................. — 843,625 — 843,625
Foreign Agency Obligations ................................. — 17,965,632 — 17,965,632
Foreign Government Obligations .............................. — 72,247,924 — 72,247,924
Municipal Bonds ......................................... — 25,902,192 — 25,902,192
Non-Agency Mortgage-Backed Securities ........................ — 225,154,575 2 225,154,577
Other Interests .......................................... — — 2 2
U.S. Government Sponsored Agency Securities .................... — 1,610,587,671 — 1,610,587,671
U.S. Treasury Obligations ................................... — 1,346,455,545 — 1,346,455,545
Short-Term Securities
Foreign Government Obligations .............................. — 4,551,953 — 4,551,953
Money Market Funds ...................................... 102,645,163 — — 102,645,163
Options Purchased
Interest rate contracts ...................................... 1,623,250 3,299,555 — 4,922,805
Liabilities
Investments
TBA Sale Commitments .................................... — (279,860,477) — (279,860,477)
$ 104,268,413 $ 4,299,615,923 $ 250,029 $ 4,404,134,365

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Core Bond Portfolio

Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 100,434 $ — $ 100,434
Foreign currency exchange contracts ............................ — 570,193 — 570,193
Interest rate contracts ....................................... 3,235,484 2,984,375 — 6,219,859
Other contracts ........................................... — 71,738 — 71,738
Liabilities
Credit contracts ........................................... — (193,226) — (193,226)
Foreign currency exchange contracts ............................ — (1,493,314) — (1,493,314)
Interest rate contracts ....................................... (9,109,050) (15,892,214) — (25,001,264)
$ (5,873,566) $ (13,852,014) $ — $ (19,725,580)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)